Shareholder Report, Holdings (Details)	Feb. 28, 2026
C000179795 | 16103122
Holdings [Line Items]
Percent of Total Investments	3.20%
C000179795 | IndustryCapital Goods
Holdings [Line Items]
Percent of Total Investments	28.30%
C000179795 | IndustryMaterials
Holdings [Line Items]
Percent of Total Investments	22.40%
C000179795 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Total Investments	10.20%
C000179795 | IndustryFood, Beverage & Tobacco
Holdings [Line Items]
Percent of Total Investments	9.20%
C000179795 | IndustryUtilities
Holdings [Line Items]
Percent of Total Investments	9.10%
C000179795 | IndustryEnergy
Holdings [Line Items]
Percent of Total Investments	8.80%
C000179795 | IndustryTechnology Hardware & Equipment
Holdings [Line Items]
Percent of Total Investments	6.40%
C000179795 | IndustryAutomobiles & Components
Holdings [Line Items]
Percent of Total Investments	4.50%
C000179795 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	1.10%
C000179795 | United States
Holdings [Line Items]
Percent of Total Investments	49.30%
C000179795 | France
Holdings [Line Items]
Percent of Total Investments	8.20%
C000179795 | South Korea
Holdings [Line Items]
Percent of Total Investments	7.30%
C000179795 | Canada
Holdings [Line Items]
Percent of Total Investments	5.50%
C000179795 | Chile
Holdings [Line Items]
Percent of Total Investments	3.40%
C000179795 | Germany
Holdings [Line Items]
Percent of Total Investments	3.40%
C000179795 | Japan
Holdings [Line Items]
Percent of Total Investments	3.10%
C000179795 | Finland
Holdings [Line Items]
Percent of Total Investments	3.10%
C000179795 | Denmark
Holdings [Line Items]
Percent of Total Investments	2.90%
C000179795 | Norway
Holdings [Line Items]
Percent of Total Investments	2.60%
C000179795 | China
Holdings [Line Items]
Percent of Total Investments	2.00%
C000179795 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	1.70%
C000179795 | Brazil
Holdings [Line Items]
Percent of Total Investments	1.60%
C000179795 | Spain
Holdings [Line Items]
Percent of Total Investments	1.60%
C000179795 | Switzerland
Holdings [Line Items]
Percent of Total Investments	1.10%
C000213399 | 16103122
Holdings [Line Items]
Percent of Total Investments	3.20%
C000213399 | IndustryCapital Goods
Holdings [Line Items]
Percent of Total Investments	28.30%
C000213399 | IndustryMaterials
Holdings [Line Items]
Percent of Total Investments	22.40%
C000213399 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Total Investments	10.20%
C000213399 | IndustryFood, Beverage & Tobacco
Holdings [Line Items]
Percent of Total Investments	9.20%
C000213399 | IndustryUtilities
Holdings [Line Items]
Percent of Total Investments	9.10%
C000213399 | IndustryEnergy
Holdings [Line Items]
Percent of Total Investments	8.80%
C000213399 | IndustryTechnology Hardware & Equipment
Holdings [Line Items]
Percent of Total Investments	6.40%
C000213399 | IndustryAutomobiles & Components
Holdings [Line Items]
Percent of Total Investments	4.50%
C000213399 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	1.10%
C000213399 | United States
Holdings [Line Items]
Percent of Total Investments	49.30%
C000213399 | France
Holdings [Line Items]
Percent of Total Investments	8.20%
C000213399 | South Korea
Holdings [Line Items]
Percent of Total Investments	7.30%
C000213399 | Canada
Holdings [Line Items]
Percent of Total Investments	5.50%
C000213399 | Chile
Holdings [Line Items]
Percent of Total Investments	3.40%
C000213399 | Germany
Holdings [Line Items]
Percent of Total Investments	3.40%
C000213399 | Japan
Holdings [Line Items]
Percent of Total Investments	3.10%
C000213399 | Finland
Holdings [Line Items]
Percent of Total Investments	3.10%
C000213399 | Denmark
Holdings [Line Items]
Percent of Total Investments	2.90%
C000213399 | Norway
Holdings [Line Items]
Percent of Total Investments	2.60%
C000213399 | China
Holdings [Line Items]
Percent of Total Investments	2.00%
C000213399 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	1.70%
C000213399 | Brazil
Holdings [Line Items]
Percent of Total Investments	1.60%
C000213399 | Spain
Holdings [Line Items]
Percent of Total Investments	1.60%
C000213399 | Switzerland
Holdings [Line Items]
Percent of Total Investments	1.10%
C000213398 | 16103122
Holdings [Line Items]
Percent of Total Investments	3.20%
C000213398 | IndustryCapital Goods
Holdings [Line Items]
Percent of Total Investments	28.30%
C000213398 | IndustryMaterials
Holdings [Line Items]
Percent of Total Investments	22.40%
C000213398 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Total Investments	10.20%
C000213398 | IndustryFood, Beverage & Tobacco
Holdings [Line Items]
Percent of Total Investments	9.20%
C000213398 | IndustryUtilities
Holdings [Line Items]
Percent of Total Investments	9.10%
C000213398 | IndustryEnergy
Holdings [Line Items]
Percent of Total Investments	8.80%
C000213398 | IndustryTechnology Hardware & Equipment
Holdings [Line Items]
Percent of Total Investments	6.40%
C000213398 | IndustryAutomobiles & Components
Holdings [Line Items]
Percent of Total Investments	4.50%
C000213398 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	1.10%
C000213398 | United States
Holdings [Line Items]
Percent of Total Investments	49.30%
C000213398 | France
Holdings [Line Items]
Percent of Total Investments	8.20%
C000213398 | South Korea
Holdings [Line Items]
Percent of Total Investments	7.30%
C000213398 | Canada
Holdings [Line Items]
Percent of Total Investments	5.50%
C000213398 | Chile
Holdings [Line Items]
Percent of Total Investments	3.40%
C000213398 | Germany
Holdings [Line Items]
Percent of Total Investments	3.40%
C000213398 | Japan
Holdings [Line Items]
Percent of Total Investments	3.10%
C000213398 | Finland
Holdings [Line Items]
Percent of Total Investments	3.10%
C000213398 | Denmark
Holdings [Line Items]
Percent of Total Investments	2.90%
C000213398 | Norway
Holdings [Line Items]
Percent of Total Investments	2.60%
C000213398 | China
Holdings [Line Items]
Percent of Total Investments	2.00%
C000213398 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	1.70%
C000213398 | Brazil
Holdings [Line Items]
Percent of Total Investments	1.60%
C000213398 | Spain
Holdings [Line Items]
Percent of Total Investments	1.60%
C000213398 | Switzerland
Holdings [Line Items]
Percent of Total Investments	1.10%
C000228647 | 16101750
Holdings [Line Items]
Percent of Total Investments	5.80%
C000228647 | IndustryCapital Goods
Holdings [Line Items]
Percent of Total Investments	3.40%
C000228647 | IndustryMaterials
Holdings [Line Items]
Percent of Total Investments	9.10%
C000228647 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Total Investments	23.40%
C000228647 | IndustryFood, Beverage & Tobacco
Holdings [Line Items]
Percent of Total Investments	1.60%
C000228647 | IndustryUtilities
Holdings [Line Items]
Percent of Total Investments	2.90%
C000228647 | IndustryEnergy
Holdings [Line Items]
Percent of Total Investments	5.70%
C000228647 | IndustryTechnology Hardware & Equipment
Holdings [Line Items]
Percent of Total Investments	11.50%
C000228647 | IndustryAutomobiles & Components
Holdings [Line Items]
Percent of Total Investments	7.10%
C000228647 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	1.10%
C000228647 | IndustryBanks
Holdings [Line Items]
Percent of Total Investments	18.70%
C000228647 | IndustryTransportation
Holdings [Line Items]
Percent of Total Investments	6.20%
C000228647 | IndustryFinancial Services
Holdings [Line Items]
Percent of Total Investments	4.00%
C000228647 | IndustryConsumer Durables & Apparel
Holdings [Line Items]
Percent of Total Investments	2.90%
C000228647 | IndustryPharmaceuticals, Biotechnology & Life Sciences
Holdings [Line Items]
Percent of Total Investments	2.40%
C000228647 | United States
Holdings [Line Items]
Percent of Total Investments	1.60%
C000228647 | South Korea
Holdings [Line Items]
Percent of Total Investments	22.50%
C000228647 | Brazil
Holdings [Line Items]
Percent of Total Investments	8.00%
C000228647 | Taiwan
Holdings [Line Items]
Percent of Total Investments	30.70%
C000228647 | India
Holdings [Line Items]
Percent of Total Investments	10.30%
C000228647 | Thailand
Holdings [Line Items]
Percent of Total Investments	7.60%
C000228647 | Hungary
Holdings [Line Items]
Percent of Total Investments	4.50%
C000228647 | Indonesia
Holdings [Line Items]
Percent of Total Investments	3.40%
C000228647 | Mexico
Holdings [Line Items]
Percent of Total Investments	3.20%
C000228647 | Saudi Arabia
Holdings [Line Items]
Percent of Total Investments	2.40%
C000228643 | 16101750
Holdings [Line Items]
Percent of Total Investments	5.80%
C000228643 | IndustryCapital Goods
Holdings [Line Items]
Percent of Total Investments	3.40%
C000228643 | IndustryMaterials
Holdings [Line Items]
Percent of Total Investments	9.10%
C000228643 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Total Investments	23.40%
C000228643 | IndustryFood, Beverage & Tobacco
Holdings [Line Items]
Percent of Total Investments	1.60%
C000228643 | IndustryUtilities
Holdings [Line Items]
Percent of Total Investments	2.90%
C000228643 | IndustryEnergy
Holdings [Line Items]
Percent of Total Investments	5.70%
C000228643 | IndustryTechnology Hardware & Equipment
Holdings [Line Items]
Percent of Total Investments	11.50%
C000228643 | IndustryAutomobiles & Components
Holdings [Line Items]
Percent of Total Investments	7.10%
C000228643 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	1.10%
C000228643 | IndustryBanks
Holdings [Line Items]
Percent of Total Investments	18.70%
C000228643 | IndustryTransportation
Holdings [Line Items]
Percent of Total Investments	6.20%
C000228643 | IndustryFinancial Services
Holdings [Line Items]
Percent of Total Investments	4.00%
C000228643 | IndustryConsumer Durables & Apparel
Holdings [Line Items]
Percent of Total Investments	2.90%
C000228643 | IndustryPharmaceuticals, Biotechnology & Life Sciences
Holdings [Line Items]
Percent of Total Investments	2.40%
C000228643 | United States
Holdings [Line Items]
Percent of Total Investments	1.60%
C000228643 | South Korea
Holdings [Line Items]
Percent of Total Investments	22.50%
C000228643 | Brazil
Holdings [Line Items]
Percent of Total Investments	8.00%
C000228643 | Taiwan
Holdings [Line Items]
Percent of Total Investments	30.70%
C000228643 | India
Holdings [Line Items]
Percent of Total Investments	10.30%
C000228643 | Thailand
Holdings [Line Items]
Percent of Total Investments	7.60%
C000228643 | Hungary
Holdings [Line Items]
Percent of Total Investments	4.50%
C000228643 | Indonesia
Holdings [Line Items]
Percent of Total Investments	3.40%
C000228643 | Mexico
Holdings [Line Items]
Percent of Total Investments	3.20%
C000228643 | Saudi Arabia
Holdings [Line Items]
Percent of Total Investments	2.40%
C000013268 | 16104971
Holdings [Line Items]
Percent of Total Investments	4.90%
C000013268 | IndustryCapital Goods
Holdings [Line Items]
Percent of Total Investments	4.50%
C000013268 | IndustryMaterials
Holdings [Line Items]
Percent of Total Investments	8.30%
C000013268 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Total Investments	18.30%
C000013268 | IndustryFood, Beverage & Tobacco
Holdings [Line Items]
Percent of Total Investments	1.00%
C000013268 | IndustryUtilities
Holdings [Line Items]
Percent of Total Investments	3.30%
C000013268 | IndustryEnergy
Holdings [Line Items]
Percent of Total Investments	4.20%
C000013268 | IndustryTechnology Hardware & Equipment
Holdings [Line Items]
Percent of Total Investments	9.70%
C000013268 | IndustryAutomobiles & Components
Holdings [Line Items]
Percent of Total Investments	7.60%
C000013268 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	1.20%
C000013268 | IndustryBanks
Holdings [Line Items]
Percent of Total Investments	17.70%
C000013268 | IndustryTransportation
Holdings [Line Items]
Percent of Total Investments	6.10%
C000013268 | IndustryFinancial Services
Holdings [Line Items]
Percent of Total Investments	2.60%
C000013268 | IndustryConsumer Durables & Apparel
Holdings [Line Items]
Percent of Total Investments	3.60%
C000013268 | IndustryPharmaceuticals, Biotechnology & Life Sciences
Holdings [Line Items]
Percent of Total Investments	5.30%
C000013268 | IndustryMedia & Entertainment
Holdings [Line Items]
Percent of Total Investments	2.70%
C000013268 | IndustryConsumer Discretionary Distribution & Retail
Holdings [Line Items]
Percent of Total Investments	2.10%
C000013268 | IndustryInsurance
Holdings [Line Items]
Percent of Total Investments	1.80%
C000013268 | South Korea
Holdings [Line Items]
Percent of Total Investments	18.70%
C000013268 | China
Holdings [Line Items]
Percent of Total Investments	21.70%
C000013268 | Brazil
Holdings [Line Items]
Percent of Total Investments	6.80%
C000013268 | Taiwan
Holdings [Line Items]
Percent of Total Investments	25.40%
C000013268 | India
Holdings [Line Items]
Percent of Total Investments	5.70%
C000013268 | Thailand
Holdings [Line Items]
Percent of Total Investments	6.90%
C000013268 | Hungary
Holdings [Line Items]
Percent of Total Investments	3.60%
C000013268 | Indonesia
Holdings [Line Items]
Percent of Total Investments	2.00%
C000013268 | Mexico
Holdings [Line Items]
Percent of Total Investments	2.20%
C000013268 | Saudi Arabia
Holdings [Line Items]
Percent of Total Investments	2.10%
C000013269 | 16104971
Holdings [Line Items]
Percent of Total Investments	4.90%
C000013269 | IndustryCapital Goods
Holdings [Line Items]
Percent of Total Investments	4.50%
C000013269 | IndustryMaterials
Holdings [Line Items]
Percent of Total Investments	8.30%
C000013269 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Total Investments	18.30%
C000013269 | IndustryFood, Beverage & Tobacco
Holdings [Line Items]
Percent of Total Investments	1.00%
C000013269 | IndustryUtilities
Holdings [Line Items]
Percent of Total Investments	3.30%
C000013269 | IndustryEnergy
Holdings [Line Items]
Percent of Total Investments	4.20%
C000013269 | IndustryTechnology Hardware & Equipment
Holdings [Line Items]
Percent of Total Investments	9.70%
C000013269 | IndustryAutomobiles & Components
Holdings [Line Items]
Percent of Total Investments	7.60%
C000013269 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	1.20%
C000013269 | IndustryBanks
Holdings [Line Items]
Percent of Total Investments	17.70%
C000013269 | IndustryTransportation
Holdings [Line Items]
Percent of Total Investments	6.10%
C000013269 | IndustryFinancial Services
Holdings [Line Items]
Percent of Total Investments	2.60%
C000013269 | IndustryConsumer Durables & Apparel
Holdings [Line Items]
Percent of Total Investments	3.60%
C000013269 | IndustryPharmaceuticals, Biotechnology & Life Sciences
Holdings [Line Items]
Percent of Total Investments	5.30%
C000013269 | IndustryMedia & Entertainment
Holdings [Line Items]
Percent of Total Investments	2.70%
C000013269 | IndustryConsumer Discretionary Distribution & Retail
Holdings [Line Items]
Percent of Total Investments	2.10%
C000013269 | IndustryInsurance
Holdings [Line Items]
Percent of Total Investments	1.80%
C000013269 | South Korea
Holdings [Line Items]
Percent of Total Investments	18.70%
C000013269 | China
Holdings [Line Items]
Percent of Total Investments	21.70%
C000013269 | Brazil
Holdings [Line Items]
Percent of Total Investments	6.80%
C000013269 | Taiwan
Holdings [Line Items]
Percent of Total Investments	25.40%
C000013269 | India
Holdings [Line Items]
Percent of Total Investments	5.70%
C000013269 | Thailand
Holdings [Line Items]
Percent of Total Investments	6.90%
C000013269 | Hungary
Holdings [Line Items]
Percent of Total Investments	3.60%
C000013269 | Indonesia
Holdings [Line Items]
Percent of Total Investments	2.00%
C000013269 | Mexico
Holdings [Line Items]
Percent of Total Investments	2.20%
C000013269 | Saudi Arabia
Holdings [Line Items]
Percent of Total Investments	2.10%
C000013272 | 16104971
Holdings [Line Items]
Percent of Total Investments	4.90%
C000013272 | IndustryCapital Goods
Holdings [Line Items]
Percent of Total Investments	4.50%
C000013272 | IndustryMaterials
Holdings [Line Items]
Percent of Total Investments	8.30%
C000013272 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Total Investments	18.30%
C000013272 | IndustryFood, Beverage & Tobacco
Holdings [Line Items]
Percent of Total Investments	1.00%
C000013272 | IndustryUtilities
Holdings [Line Items]
Percent of Total Investments	3.30%
C000013272 | IndustryEnergy
Holdings [Line Items]
Percent of Total Investments	4.20%
C000013272 | IndustryTechnology Hardware & Equipment
Holdings [Line Items]
Percent of Total Investments	9.70%
C000013272 | IndustryAutomobiles & Components
Holdings [Line Items]
Percent of Total Investments	7.60%
C000013272 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	1.20%
C000013272 | IndustryBanks
Holdings [Line Items]
Percent of Total Investments	17.70%
C000013272 | IndustryTransportation
Holdings [Line Items]
Percent of Total Investments	6.10%
C000013272 | IndustryFinancial Services
Holdings [Line Items]
Percent of Total Investments	2.60%
C000013272 | IndustryConsumer Durables & Apparel
Holdings [Line Items]
Percent of Total Investments	3.60%
C000013272 | IndustryPharmaceuticals, Biotechnology & Life Sciences
Holdings [Line Items]
Percent of Total Investments	5.30%
C000013272 | IndustryMedia & Entertainment
Holdings [Line Items]
Percent of Total Investments	2.70%
C000013272 | IndustryConsumer Discretionary Distribution & Retail
Holdings [Line Items]
Percent of Total Investments	2.10%
C000013272 | IndustryInsurance
Holdings [Line Items]
Percent of Total Investments	1.80%
C000013272 | South Korea
Holdings [Line Items]
Percent of Total Investments	18.70%
C000013272 | China
Holdings [Line Items]
Percent of Total Investments	21.70%
C000013272 | Brazil
Holdings [Line Items]
Percent of Total Investments	6.80%
C000013272 | Taiwan
Holdings [Line Items]
Percent of Total Investments	25.40%
C000013272 | India
Holdings [Line Items]
Percent of Total Investments	5.70%
C000013272 | Thailand
Holdings [Line Items]
Percent of Total Investments	6.90%
C000013272 | Hungary
Holdings [Line Items]
Percent of Total Investments	3.60%
C000013272 | Indonesia
Holdings [Line Items]
Percent of Total Investments	2.00%
C000013272 | Mexico
Holdings [Line Items]
Percent of Total Investments	2.20%
C000013272 | Saudi Arabia
Holdings [Line Items]
Percent of Total Investments	2.10%
C000213362 | 16104971
Holdings [Line Items]
Percent of Total Investments	4.90%
C000213362 | IndustryCapital Goods
Holdings [Line Items]
Percent of Total Investments	4.50%
C000213362 | IndustryMaterials
Holdings [Line Items]
Percent of Total Investments	8.30%
C000213362 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Total Investments	18.30%
C000213362 | IndustryFood, Beverage & Tobacco
Holdings [Line Items]
Percent of Total Investments	1.00%
C000213362 | IndustryUtilities
Holdings [Line Items]
Percent of Total Investments	3.30%
C000213362 | IndustryEnergy
Holdings [Line Items]
Percent of Total Investments	4.20%
C000213362 | IndustryTechnology Hardware & Equipment
Holdings [Line Items]
Percent of Total Investments	9.70%
C000213362 | IndustryAutomobiles & Components
Holdings [Line Items]
Percent of Total Investments	7.60%
C000213362 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	1.20%
C000213362 | IndustryBanks
Holdings [Line Items]
Percent of Total Investments	17.70%
C000213362 | IndustryTransportation
Holdings [Line Items]
Percent of Total Investments	6.10%
C000213362 | IndustryFinancial Services
Holdings [Line Items]
Percent of Total Investments	2.60%
C000213362 | IndustryConsumer Durables & Apparel
Holdings [Line Items]
Percent of Total Investments	3.60%
C000213362 | IndustryPharmaceuticals, Biotechnology & Life Sciences
Holdings [Line Items]
Percent of Total Investments	5.30%
C000213362 | IndustryMedia & Entertainment
Holdings [Line Items]
Percent of Total Investments	2.70%
C000213362 | IndustryConsumer Discretionary Distribution & Retail
Holdings [Line Items]
Percent of Total Investments	2.10%
C000213362 | IndustryInsurance
Holdings [Line Items]
Percent of Total Investments	1.80%
C000213362 | South Korea
Holdings [Line Items]
Percent of Total Investments	18.70%
C000213362 | China
Holdings [Line Items]
Percent of Total Investments	21.70%
C000213362 | Brazil
Holdings [Line Items]
Percent of Total Investments	6.80%
C000213362 | Taiwan
Holdings [Line Items]
Percent of Total Investments	25.40%
C000213362 | India
Holdings [Line Items]
Percent of Total Investments	5.70%
C000213362 | Thailand
Holdings [Line Items]
Percent of Total Investments	6.90%
C000213362 | Hungary
Holdings [Line Items]
Percent of Total Investments	3.60%
C000213362 | Indonesia
Holdings [Line Items]
Percent of Total Investments	2.00%
C000213362 | Mexico
Holdings [Line Items]
Percent of Total Investments	2.20%
C000213362 | Saudi Arabia
Holdings [Line Items]
Percent of Total Investments	2.10%
C000213363 | 16104971
Holdings [Line Items]
Percent of Total Investments	4.90%
C000213363 | IndustryCapital Goods
Holdings [Line Items]
Percent of Total Investments	4.50%
C000213363 | IndustryMaterials
Holdings [Line Items]
Percent of Total Investments	8.30%
C000213363 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Total Investments	18.30%
C000213363 | IndustryFood, Beverage & Tobacco
Holdings [Line Items]
Percent of Total Investments	1.00%
C000213363 | IndustryUtilities
Holdings [Line Items]
Percent of Total Investments	3.30%
C000213363 | IndustryEnergy
Holdings [Line Items]
Percent of Total Investments	4.20%
C000213363 | IndustryTechnology Hardware & Equipment
Holdings [Line Items]
Percent of Total Investments	9.70%
C000213363 | IndustryAutomobiles & Components
Holdings [Line Items]
Percent of Total Investments	7.60%
C000213363 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	1.20%
C000213363 | IndustryBanks
Holdings [Line Items]
Percent of Total Investments	17.70%
C000213363 | IndustryTransportation
Holdings [Line Items]
Percent of Total Investments	6.10%
C000213363 | IndustryFinancial Services
Holdings [Line Items]
Percent of Total Investments	2.60%
C000213363 | IndustryConsumer Durables & Apparel
Holdings [Line Items]
Percent of Total Investments	3.60%
C000213363 | IndustryPharmaceuticals, Biotechnology & Life Sciences
Holdings [Line Items]
Percent of Total Investments	5.30%
C000213363 | IndustryMedia & Entertainment
Holdings [Line Items]
Percent of Total Investments	2.70%
C000213363 | IndustryConsumer Discretionary Distribution & Retail
Holdings [Line Items]
Percent of Total Investments	2.10%
C000213363 | IndustryInsurance
Holdings [Line Items]
Percent of Total Investments	1.80%
C000213363 | South Korea
Holdings [Line Items]
Percent of Total Investments	18.70%
C000213363 | China
Holdings [Line Items]
Percent of Total Investments	21.70%
C000213363 | Brazil
Holdings [Line Items]
Percent of Total Investments	6.80%
C000213363 | Taiwan
Holdings [Line Items]
Percent of Total Investments	25.40%
C000213363 | India
Holdings [Line Items]
Percent of Total Investments	5.70%
C000213363 | Thailand
Holdings [Line Items]
Percent of Total Investments	6.90%
C000213363 | Hungary
Holdings [Line Items]
Percent of Total Investments	3.60%
C000213363 | Indonesia
Holdings [Line Items]
Percent of Total Investments	2.00%
C000213363 | Mexico
Holdings [Line Items]
Percent of Total Investments	2.20%
C000213363 | Saudi Arabia
Holdings [Line Items]
Percent of Total Investments	2.10%
C000011881 | 16104300
Holdings [Line Items]
Percent of Total Investments	1.60%
C000011881 | IndustryCapital Goods
Holdings [Line Items]
Percent of Total Investments	18.90%
C000011881 | IndustryMaterials
Holdings [Line Items]
Percent of Total Investments	8.00%
C000011881 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Total Investments	6.00%
C000011881 | IndustryFood, Beverage & Tobacco
Holdings [Line Items]
Percent of Total Investments	3.60%
C000011881 | IndustryTechnology Hardware & Equipment
Holdings [Line Items]
Percent of Total Investments	4.40%
C000011881 | IndustryAutomobiles & Components
Holdings [Line Items]
Percent of Total Investments	6.00%
C000011881 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	2.90%
C000011881 | IndustryBanks
Holdings [Line Items]
Percent of Total Investments	15.50%
C000011881 | IndustryTransportation
Holdings [Line Items]
Percent of Total Investments	1.90%
C000011881 | IndustryFinancial Services
Holdings [Line Items]
Percent of Total Investments	5.10%
C000011881 | IndustryConsumer Durables & Apparel
Holdings [Line Items]
Percent of Total Investments	4.10%
C000011881 | IndustryPharmaceuticals, Biotechnology & Life Sciences
Holdings [Line Items]
Percent of Total Investments	10.30%
C000011881 | IndustryInsurance
Holdings [Line Items]
Percent of Total Investments	4.40%
C000011881 | IndustryTelecommunication Services
Holdings [Line Items]
Percent of Total Investments	4.50%
C000011881 | IndustrySoftware & Services
Holdings [Line Items]
Percent of Total Investments	2.40%
C000011881 | IndustryConsumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Total Investments	2.00%
C000011881 | France
Holdings [Line Items]
Percent of Total Investments	8.60%
C000011881 | Canada
Holdings [Line Items]
Percent of Total Investments	1.40%
C000011881 | Germany
Holdings [Line Items]
Percent of Total Investments	4.90%
C000011881 | Japan
Holdings [Line Items]
Percent of Total Investments	26.70%
C000011881 | Finland
Holdings [Line Items]
Percent of Total Investments	2.40%
C000011881 | Norway
Holdings [Line Items]
Percent of Total Investments	1.70%
C000011881 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	12.30%
C000011881 | Spain
Holdings [Line Items]
Percent of Total Investments	7.30%
C000011881 | Switzerland
Holdings [Line Items]
Percent of Total Investments	6.40%
C000011881 | Netherlands
Holdings [Line Items]
Percent of Total Investments	8.60%
C000011881 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	5.50%
C000011881 | Australia
Holdings [Line Items]
Percent of Total Investments	4.30%
C000011881 | Italy
Holdings [Line Items]
Percent of Total Investments	3.00%
C000011881 | Singapore
Holdings [Line Items]
Percent of Total Investments	2.70%
C000011881 | Israel
Holdings [Line Items]
Percent of Total Investments	1.50%
C000011881 | Belgium
Holdings [Line Items]
Percent of Total Investments	1.10%
C000011882 | 16104300
Holdings [Line Items]
Percent of Total Investments	1.60%
C000011882 | IndustryCapital Goods
Holdings [Line Items]
Percent of Total Investments	18.90%
C000011882 | IndustryMaterials
Holdings [Line Items]
Percent of Total Investments	8.00%
C000011882 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Total Investments	6.00%
C000011882 | IndustryFood, Beverage & Tobacco
Holdings [Line Items]
Percent of Total Investments	3.60%
C000011882 | IndustryTechnology Hardware & Equipment
Holdings [Line Items]
Percent of Total Investments	4.40%
C000011882 | IndustryAutomobiles & Components
Holdings [Line Items]
Percent of Total Investments	6.00%
C000011882 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	2.90%
C000011882 | IndustryBanks
Holdings [Line Items]
Percent of Total Investments	15.50%
C000011882 | IndustryTransportation
Holdings [Line Items]
Percent of Total Investments	1.90%
C000011882 | IndustryFinancial Services
Holdings [Line Items]
Percent of Total Investments	5.10%
C000011882 | IndustryConsumer Durables & Apparel
Holdings [Line Items]
Percent of Total Investments	4.10%
C000011882 | IndustryPharmaceuticals, Biotechnology & Life Sciences
Holdings [Line Items]
Percent of Total Investments	10.30%
C000011882 | IndustryInsurance
Holdings [Line Items]
Percent of Total Investments	4.40%
C000011882 | IndustryTelecommunication Services
Holdings [Line Items]
Percent of Total Investments	4.50%
C000011882 | IndustrySoftware & Services
Holdings [Line Items]
Percent of Total Investments	2.40%
C000011882 | IndustryConsumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Total Investments	2.00%
C000011882 | France
Holdings [Line Items]
Percent of Total Investments	8.60%
C000011882 | Canada
Holdings [Line Items]
Percent of Total Investments	1.40%
C000011882 | Germany
Holdings [Line Items]
Percent of Total Investments	4.90%
C000011882 | Japan
Holdings [Line Items]
Percent of Total Investments	26.70%
C000011882 | Finland
Holdings [Line Items]
Percent of Total Investments	2.40%
C000011882 | Norway
Holdings [Line Items]
Percent of Total Investments	1.70%
C000011882 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	12.30%
C000011882 | Spain
Holdings [Line Items]
Percent of Total Investments	7.30%
C000011882 | Switzerland
Holdings [Line Items]
Percent of Total Investments	6.40%
C000011882 | Netherlands
Holdings [Line Items]
Percent of Total Investments	8.60%
C000011882 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	5.50%
C000011882 | Australia
Holdings [Line Items]
Percent of Total Investments	4.30%
C000011882 | Italy
Holdings [Line Items]
Percent of Total Investments	3.00%
C000011882 | Singapore
Holdings [Line Items]
Percent of Total Investments	2.70%
C000011882 | Israel
Holdings [Line Items]
Percent of Total Investments	1.50%
C000011882 | Belgium
Holdings [Line Items]
Percent of Total Investments	1.10%
C000213358 | 16104300
Holdings [Line Items]
Percent of Total Investments	1.60%
C000213358 | IndustryCapital Goods
Holdings [Line Items]
Percent of Total Investments	18.90%
C000213358 | IndustryMaterials
Holdings [Line Items]
Percent of Total Investments	8.00%
C000213358 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Total Investments	6.00%
C000213358 | IndustryFood, Beverage & Tobacco
Holdings [Line Items]
Percent of Total Investments	3.60%
C000213358 | IndustryTechnology Hardware & Equipment
Holdings [Line Items]
Percent of Total Investments	4.40%
C000213358 | IndustryAutomobiles & Components
Holdings [Line Items]
Percent of Total Investments	6.00%
C000213358 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	2.90%
C000213358 | IndustryBanks
Holdings [Line Items]
Percent of Total Investments	15.50%
C000213358 | IndustryTransportation
Holdings [Line Items]
Percent of Total Investments	1.90%
C000213358 | IndustryFinancial Services
Holdings [Line Items]
Percent of Total Investments	5.10%
C000213358 | IndustryConsumer Durables & Apparel
Holdings [Line Items]
Percent of Total Investments	4.10%
C000213358 | IndustryPharmaceuticals, Biotechnology & Life Sciences
Holdings [Line Items]
Percent of Total Investments	10.30%
C000213358 | IndustryInsurance
Holdings [Line Items]
Percent of Total Investments	4.40%
C000213358 | IndustryTelecommunication Services
Holdings [Line Items]
Percent of Total Investments	4.50%
C000213358 | IndustrySoftware & Services
Holdings [Line Items]
Percent of Total Investments	2.40%
C000213358 | IndustryConsumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Total Investments	2.00%
C000213358 | France
Holdings [Line Items]
Percent of Total Investments	8.60%
C000213358 | Canada
Holdings [Line Items]
Percent of Total Investments	1.40%
C000213358 | Germany
Holdings [Line Items]
Percent of Total Investments	4.90%
C000213358 | Japan
Holdings [Line Items]
Percent of Total Investments	26.70%
C000213358 | Finland
Holdings [Line Items]
Percent of Total Investments	2.40%
C000213358 | Norway
Holdings [Line Items]
Percent of Total Investments	1.70%
C000213358 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	12.30%
C000213358 | Spain
Holdings [Line Items]
Percent of Total Investments	7.30%
C000213358 | Switzerland
Holdings [Line Items]
Percent of Total Investments	6.40%
C000213358 | Netherlands
Holdings [Line Items]
Percent of Total Investments	8.60%
C000213358 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	5.50%
C000213358 | Australia
Holdings [Line Items]
Percent of Total Investments	4.30%
C000213358 | Italy
Holdings [Line Items]
Percent of Total Investments	3.00%
C000213358 | Singapore
Holdings [Line Items]
Percent of Total Investments	2.70%
C000213358 | Israel
Holdings [Line Items]
Percent of Total Investments	1.50%
C000213358 | Belgium
Holdings [Line Items]
Percent of Total Investments	1.10%
C000013282 | 16103976
Holdings [Line Items]
Percent of Total Investments	2.40%
C000013282 | IndustryCapital Goods
Holdings [Line Items]
Percent of Total Investments	8.50%
C000013282 | IndustryMaterials
Holdings [Line Items]
Percent of Total Investments	8.70%
C000013282 | IndustryFood, Beverage & Tobacco
Holdings [Line Items]
Percent of Total Investments	3.90%
C000013282 | IndustryEnergy
Holdings [Line Items]
Percent of Total Investments	11.40%
C000013282 | IndustryTechnology Hardware & Equipment
Holdings [Line Items]
Percent of Total Investments	1.60%
C000013282 | IndustryAutomobiles & Components
Holdings [Line Items]
Percent of Total Investments	7.80%
C000013282 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	2.10%
C000013282 | IndustryBanks
Holdings [Line Items]
Percent of Total Investments	19.80%
C000013282 | IndustryTransportation
Holdings [Line Items]
Percent of Total Investments	3.50%
C000013282 | IndustryFinancial Services
Holdings [Line Items]
Percent of Total Investments	3.30%
C000013282 | IndustryConsumer Durables & Apparel
Holdings [Line Items]
Percent of Total Investments	2.00%
C000013282 | IndustryPharmaceuticals, Biotechnology & Life Sciences
Holdings [Line Items]
Percent of Total Investments	11.40%
C000013282 | IndustryInsurance
Holdings [Line Items]
Percent of Total Investments	5.70%
C000013282 | IndustryTelecommunication Services
Holdings [Line Items]
Percent of Total Investments	4.70%
C000013282 | IndustryConsumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Total Investments	1.80%
C000013282 | IndustryReal Estate Management & Development
Holdings [Line Items]
Percent of Total Investments	2.60%
C000013282 | IndustryHousehold & Personal Products
Holdings [Line Items]
Percent of Total Investments	1.20%
C000013282 | France
Holdings [Line Items]
Percent of Total Investments	10.00%
C000013282 | Canada
Holdings [Line Items]
Percent of Total Investments	13.80%
C000013282 | Germany
Holdings [Line Items]
Percent of Total Investments	8.80%
C000013282 | Japan
Holdings [Line Items]
Percent of Total Investments	22.30%
C000013282 | Norway
Holdings [Line Items]
Percent of Total Investments	2.50%
C000013282 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	10.10%
C000013282 | Spain
Holdings [Line Items]
Percent of Total Investments	4.80%
C000013282 | Switzerland
Holdings [Line Items]
Percent of Total Investments	7.50%
C000013282 | Netherlands
Holdings [Line Items]
Percent of Total Investments	1.90%
C000013282 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	2.70%
C000013282 | Australia
Holdings [Line Items]
Percent of Total Investments	5.50%
C000013282 | Italy
Holdings [Line Items]
Percent of Total Investments	1.80%
C000013282 | Israel
Holdings [Line Items]
Percent of Total Investments	1.60%
C000013282 | Sweden
Holdings [Line Items]
Percent of Total Investments	3.10%
C000013282 | Austria
Holdings [Line Items]
Percent of Total Investments	1.20%
C000013283 | 16103976
Holdings [Line Items]
Percent of Total Investments	2.40%
C000013283 | IndustryCapital Goods
Holdings [Line Items]
Percent of Total Investments	8.50%
C000013283 | IndustryMaterials
Holdings [Line Items]
Percent of Total Investments	8.70%
C000013283 | IndustryFood, Beverage & Tobacco
Holdings [Line Items]
Percent of Total Investments	3.90%
C000013283 | IndustryEnergy
Holdings [Line Items]
Percent of Total Investments	11.40%
C000013283 | IndustryTechnology Hardware & Equipment
Holdings [Line Items]
Percent of Total Investments	1.60%
C000013283 | IndustryAutomobiles & Components
Holdings [Line Items]
Percent of Total Investments	7.80%
C000013283 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	2.10%
C000013283 | IndustryBanks
Holdings [Line Items]
Percent of Total Investments	19.80%
C000013283 | IndustryTransportation
Holdings [Line Items]
Percent of Total Investments	3.50%
C000013283 | IndustryFinancial Services
Holdings [Line Items]
Percent of Total Investments	3.30%
C000013283 | IndustryConsumer Durables & Apparel
Holdings [Line Items]
Percent of Total Investments	2.00%
C000013283 | IndustryPharmaceuticals, Biotechnology & Life Sciences
Holdings [Line Items]
Percent of Total Investments	11.40%
C000013283 | IndustryInsurance
Holdings [Line Items]
Percent of Total Investments	5.70%
C000013283 | IndustryTelecommunication Services
Holdings [Line Items]
Percent of Total Investments	4.70%
C000013283 | IndustryConsumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Total Investments	1.80%
C000013283 | IndustryReal Estate Management & Development
Holdings [Line Items]
Percent of Total Investments	2.60%
C000013283 | IndustryHousehold & Personal Products
Holdings [Line Items]
Percent of Total Investments	1.20%
C000013283 | France
Holdings [Line Items]
Percent of Total Investments	10.00%
C000013283 | Canada
Holdings [Line Items]
Percent of Total Investments	13.80%
C000013283 | Germany
Holdings [Line Items]
Percent of Total Investments	8.80%
C000013283 | Japan
Holdings [Line Items]
Percent of Total Investments	22.30%
C000013283 | Norway
Holdings [Line Items]
Percent of Total Investments	2.50%
C000013283 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	10.10%
C000013283 | Spain
Holdings [Line Items]
Percent of Total Investments	4.80%
C000013283 | Switzerland
Holdings [Line Items]
Percent of Total Investments	7.50%
C000013283 | Netherlands
Holdings [Line Items]
Percent of Total Investments	1.90%
C000013283 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	2.70%
C000013283 | Australia
Holdings [Line Items]
Percent of Total Investments	5.50%
C000013283 | Italy
Holdings [Line Items]
Percent of Total Investments	1.80%
C000013283 | Israel
Holdings [Line Items]
Percent of Total Investments	1.60%
C000013283 | Sweden
Holdings [Line Items]
Percent of Total Investments	3.10%
C000013283 | Austria
Holdings [Line Items]
Percent of Total Investments	1.20%
C000213365 | 16103976
Holdings [Line Items]
Percent of Total Investments	2.40%
C000213365 | IndustryCapital Goods
Holdings [Line Items]
Percent of Total Investments	8.50%
C000213365 | IndustryMaterials
Holdings [Line Items]
Percent of Total Investments	8.70%
C000213365 | IndustryFood, Beverage & Tobacco
Holdings [Line Items]
Percent of Total Investments	3.90%
C000213365 | IndustryEnergy
Holdings [Line Items]
Percent of Total Investments	11.40%
C000213365 | IndustryTechnology Hardware & Equipment
Holdings [Line Items]
Percent of Total Investments	1.60%
C000213365 | IndustryAutomobiles & Components
Holdings [Line Items]
Percent of Total Investments	7.80%
C000213365 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	2.10%
C000213365 | IndustryBanks
Holdings [Line Items]
Percent of Total Investments	19.80%
C000213365 | IndustryTransportation
Holdings [Line Items]
Percent of Total Investments	3.50%
C000213365 | IndustryFinancial Services
Holdings [Line Items]
Percent of Total Investments	3.30%
C000213365 | IndustryConsumer Durables & Apparel
Holdings [Line Items]
Percent of Total Investments	2.00%
C000213365 | IndustryPharmaceuticals, Biotechnology & Life Sciences
Holdings [Line Items]
Percent of Total Investments	11.40%
C000213365 | IndustryInsurance
Holdings [Line Items]
Percent of Total Investments	5.70%
C000213365 | IndustryTelecommunication Services
Holdings [Line Items]
Percent of Total Investments	4.70%
C000213365 | IndustryConsumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Total Investments	1.80%
C000213365 | IndustryReal Estate Management & Development
Holdings [Line Items]
Percent of Total Investments	2.60%
C000213365 | IndustryHousehold & Personal Products
Holdings [Line Items]
Percent of Total Investments	1.20%
C000213365 | France
Holdings [Line Items]
Percent of Total Investments	10.00%
C000213365 | Canada
Holdings [Line Items]
Percent of Total Investments	13.80%
C000213365 | Germany
Holdings [Line Items]
Percent of Total Investments	8.80%
C000213365 | Japan
Holdings [Line Items]
Percent of Total Investments	22.30%
C000213365 | Norway
Holdings [Line Items]
Percent of Total Investments	2.50%
C000213365 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	10.10%
C000213365 | Spain
Holdings [Line Items]
Percent of Total Investments	4.80%
C000213365 | Switzerland
Holdings [Line Items]
Percent of Total Investments	7.50%
C000213365 | Netherlands
Holdings [Line Items]
Percent of Total Investments	1.90%
C000213365 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	2.70%
C000213365 | Australia
Holdings [Line Items]
Percent of Total Investments	5.50%
C000213365 | Italy
Holdings [Line Items]
Percent of Total Investments	1.80%
C000213365 | Israel
Holdings [Line Items]
Percent of Total Investments	1.60%
C000213365 | Sweden
Holdings [Line Items]
Percent of Total Investments	3.10%
C000213365 | Austria
Holdings [Line Items]
Percent of Total Investments	1.20%
C000213364 | 16103976
Holdings [Line Items]
Percent of Total Investments	2.40%
C000213364 | IndustryCapital Goods
Holdings [Line Items]
Percent of Total Investments	8.50%
C000213364 | IndustryMaterials
Holdings [Line Items]
Percent of Total Investments	8.70%
C000213364 | IndustryFood, Beverage & Tobacco
Holdings [Line Items]
Percent of Total Investments	3.90%
C000213364 | IndustryEnergy
Holdings [Line Items]
Percent of Total Investments	11.40%
C000213364 | IndustryTechnology Hardware & Equipment
Holdings [Line Items]
Percent of Total Investments	1.60%
C000213364 | IndustryAutomobiles & Components
Holdings [Line Items]
Percent of Total Investments	7.80%
C000213364 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	2.10%
C000213364 | IndustryBanks
Holdings [Line Items]
Percent of Total Investments	19.80%
C000213364 | IndustryTransportation
Holdings [Line Items]
Percent of Total Investments	3.50%
C000213364 | IndustryFinancial Services
Holdings [Line Items]
Percent of Total Investments	3.30%
C000213364 | IndustryConsumer Durables & Apparel
Holdings [Line Items]
Percent of Total Investments	2.00%
C000213364 | IndustryPharmaceuticals, Biotechnology & Life Sciences
Holdings [Line Items]
Percent of Total Investments	11.40%
C000213364 | IndustryInsurance
Holdings [Line Items]
Percent of Total Investments	5.70%
C000213364 | IndustryTelecommunication Services
Holdings [Line Items]
Percent of Total Investments	4.70%
C000213364 | IndustryConsumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Total Investments	1.80%
C000213364 | IndustryReal Estate Management & Development
Holdings [Line Items]
Percent of Total Investments	2.60%
C000213364 | IndustryHousehold & Personal Products
Holdings [Line Items]
Percent of Total Investments	1.20%
C000213364 | France
Holdings [Line Items]
Percent of Total Investments	10.00%
C000213364 | Canada
Holdings [Line Items]
Percent of Total Investments	13.80%
C000213364 | Germany
Holdings [Line Items]
Percent of Total Investments	8.80%
C000213364 | Japan
Holdings [Line Items]
Percent of Total Investments	22.30%
C000213364 | Norway
Holdings [Line Items]
Percent of Total Investments	2.50%
C000213364 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	10.10%
C000213364 | Spain
Holdings [Line Items]
Percent of Total Investments	4.80%
C000213364 | Switzerland
Holdings [Line Items]
Percent of Total Investments	7.50%
C000213364 | Netherlands
Holdings [Line Items]
Percent of Total Investments	1.90%
C000213364 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	2.70%
C000213364 | Australia
Holdings [Line Items]
Percent of Total Investments	5.50%
C000213364 | Italy
Holdings [Line Items]
Percent of Total Investments	1.80%
C000213364 | Israel
Holdings [Line Items]
Percent of Total Investments	1.60%
C000213364 | Sweden
Holdings [Line Items]
Percent of Total Investments	3.10%
C000213364 | Austria
Holdings [Line Items]
Percent of Total Investments	1.20%
C000222625 | IndustryCapital Goods
Holdings [Line Items]
Percent of Total Investments	31.20%
C000222625 | IndustryMaterials
Holdings [Line Items]
Percent of Total Investments	4.50%
C000222625 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Total Investments	2.00%
C000222625 | IndustryFood, Beverage & Tobacco
Holdings [Line Items]
Percent of Total Investments	5.40%
C000222625 | IndustryTechnology Hardware & Equipment
Holdings [Line Items]
Percent of Total Investments	12.90%
C000222625 | IndustryAutomobiles & Components
Holdings [Line Items]
Percent of Total Investments	5.40%
C000222625 | IndustryBanks
Holdings [Line Items]
Percent of Total Investments	9.30%
C000222625 | IndustryTransportation
Holdings [Line Items]
Percent of Total Investments	3.20%
C000222625 | IndustryFinancial Services
Holdings [Line Items]
Percent of Total Investments	5.70%
C000222625 | IndustryConsumer Durables & Apparel
Holdings [Line Items]
Percent of Total Investments	9.40%
C000222625 | IndustryInsurance
Holdings [Line Items]
Percent of Total Investments	3.40%
C000222625 | IndustrySoftware & Services
Holdings [Line Items]
Percent of Total Investments	1.90%
C000222625 | IndustryReal Estate Management & Development
Holdings [Line Items]
Percent of Total Investments	1.20%
C000222625 | IndustryHealth Care Equipment & Services
Holdings [Line Items]
Percent of Total Investments	4.50%
C000222627 | IndustryCapital Goods
Holdings [Line Items]
Percent of Total Investments	31.20%
C000222627 | IndustryMaterials
Holdings [Line Items]
Percent of Total Investments	4.50%
C000222627 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Total Investments	2.00%
C000222627 | IndustryFood, Beverage & Tobacco
Holdings [Line Items]
Percent of Total Investments	5.40%
C000222627 | IndustryTechnology Hardware & Equipment
Holdings [Line Items]
Percent of Total Investments	12.90%
C000222627 | IndustryAutomobiles & Components
Holdings [Line Items]
Percent of Total Investments	5.40%
C000222627 | IndustryBanks
Holdings [Line Items]
Percent of Total Investments	9.30%
C000222627 | IndustryTransportation
Holdings [Line Items]
Percent of Total Investments	3.20%
C000222627 | IndustryFinancial Services
Holdings [Line Items]
Percent of Total Investments	5.70%
C000222627 | IndustryConsumer Durables & Apparel
Holdings [Line Items]
Percent of Total Investments	9.40%
C000222627 | IndustryInsurance
Holdings [Line Items]
Percent of Total Investments	3.40%
C000222627 | IndustrySoftware & Services
Holdings [Line Items]
Percent of Total Investments	1.90%
C000222627 | IndustryReal Estate Management & Development
Holdings [Line Items]
Percent of Total Investments	1.20%
C000222627 | IndustryHealth Care Equipment & Services
Holdings [Line Items]
Percent of Total Investments	4.50%
C000222630 | IndustryCapital Goods
Holdings [Line Items]
Percent of Total Investments	31.20%
C000222630 | IndustryMaterials
Holdings [Line Items]
Percent of Total Investments	4.50%
C000222630 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Total Investments	2.00%
C000222630 | IndustryFood, Beverage & Tobacco
Holdings [Line Items]
Percent of Total Investments	5.40%
C000222630 | IndustryTechnology Hardware & Equipment
Holdings [Line Items]
Percent of Total Investments	12.90%
C000222630 | IndustryAutomobiles & Components
Holdings [Line Items]
Percent of Total Investments	5.40%
C000222630 | IndustryBanks
Holdings [Line Items]
Percent of Total Investments	9.30%
C000222630 | IndustryTransportation
Holdings [Line Items]
Percent of Total Investments	3.20%
C000222630 | IndustryFinancial Services
Holdings [Line Items]
Percent of Total Investments	5.70%
C000222630 | IndustryConsumer Durables & Apparel
Holdings [Line Items]
Percent of Total Investments	9.40%
C000222630 | IndustryInsurance
Holdings [Line Items]
Percent of Total Investments	3.40%
C000222630 | IndustrySoftware & Services
Holdings [Line Items]
Percent of Total Investments	1.90%
C000222630 | IndustryReal Estate Management & Development
Holdings [Line Items]
Percent of Total Investments	1.20%
C000222630 | IndustryHealth Care Equipment & Services
Holdings [Line Items]
Percent of Total Investments	4.50%
C000011437 | 16102164
Holdings [Line Items]
Percent of Total Investments	2.40%
C000011437 | IndustryCapital Goods
Holdings [Line Items]
Percent of Total Investments	2.80%
C000011437 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Total Investments	16.40%
C000011437 | IndustryFood, Beverage & Tobacco
Holdings [Line Items]
Percent of Total Investments	6.00%
C000011437 | IndustryTechnology Hardware & Equipment
Holdings [Line Items]
Percent of Total Investments	4.50%
C000011437 | IndustryBanks
Holdings [Line Items]
Percent of Total Investments	3.10%
C000011437 | IndustryTransportation
Holdings [Line Items]
Percent of Total Investments	1.40%
C000011437 | IndustryFinancial Services
Holdings [Line Items]
Percent of Total Investments	4.00%
C000011437 | IndustryConsumer Durables & Apparel
Holdings [Line Items]
Percent of Total Investments	1.40%
C000011437 | IndustryPharmaceuticals, Biotechnology & Life Sciences
Holdings [Line Items]
Percent of Total Investments	14.30%
C000011437 | IndustryMedia & Entertainment
Holdings [Line Items]
Percent of Total Investments	11.00%
C000011437 | IndustryConsumer Discretionary Distribution & Retail
Holdings [Line Items]
Percent of Total Investments	4.80%
C000011437 | IndustrySoftware & Services
Holdings [Line Items]
Percent of Total Investments	13.20%
C000011437 | IndustryHousehold & Personal Products
Holdings [Line Items]
Percent of Total Investments	2.10%
C000011437 | IndustryHealth Care Equipment & Services
Holdings [Line Items]
Percent of Total Investments	10.80%
C000011437 | IndustryConsumer Services
Holdings [Line Items]
Percent of Total Investments	4.20%
C000011437 | United States
Holdings [Line Items]
Percent of Total Investments	77.00%
C000011437 | France
Holdings [Line Items]
Percent of Total Investments	4.40%
C000011437 | Germany
Holdings [Line Items]
Percent of Total Investments	2.60%
C000011437 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	6.90%
C000011437 | Switzerland
Holdings [Line Items]
Percent of Total Investments	1.60%
C000011437 | Taiwan
Holdings [Line Items]
Percent of Total Investments	5.10%
C000011438 | 16102164
Holdings [Line Items]
Percent of Total Investments	2.40%
C000011438 | IndustryCapital Goods
Holdings [Line Items]
Percent of Total Investments	2.80%
C000011438 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Total Investments	16.40%
C000011438 | IndustryFood, Beverage & Tobacco
Holdings [Line Items]
Percent of Total Investments	6.00%
C000011438 | IndustryTechnology Hardware & Equipment
Holdings [Line Items]
Percent of Total Investments	4.50%
C000011438 | IndustryBanks
Holdings [Line Items]
Percent of Total Investments	3.10%
C000011438 | IndustryTransportation
Holdings [Line Items]
Percent of Total Investments	1.40%
C000011438 | IndustryFinancial Services
Holdings [Line Items]
Percent of Total Investments	4.00%
C000011438 | IndustryConsumer Durables & Apparel
Holdings [Line Items]
Percent of Total Investments	1.40%
C000011438 | IndustryPharmaceuticals, Biotechnology & Life Sciences
Holdings [Line Items]
Percent of Total Investments	14.30%
C000011438 | IndustryMedia & Entertainment
Holdings [Line Items]
Percent of Total Investments	11.00%
C000011438 | IndustryConsumer Discretionary Distribution & Retail
Holdings [Line Items]
Percent of Total Investments	4.80%
C000011438 | IndustrySoftware & Services
Holdings [Line Items]
Percent of Total Investments	13.20%
C000011438 | IndustryHousehold & Personal Products
Holdings [Line Items]
Percent of Total Investments	2.10%
C000011438 | IndustryHealth Care Equipment & Services
Holdings [Line Items]
Percent of Total Investments	10.80%
C000011438 | IndustryConsumer Services
Holdings [Line Items]
Percent of Total Investments	4.20%
C000011438 | United States
Holdings [Line Items]
Percent of Total Investments	77.00%
C000011438 | France
Holdings [Line Items]
Percent of Total Investments	4.40%
C000011438 | Germany
Holdings [Line Items]
Percent of Total Investments	2.60%
C000011438 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	6.90%
C000011438 | Switzerland
Holdings [Line Items]
Percent of Total Investments	1.60%
C000011438 | Taiwan
Holdings [Line Items]
Percent of Total Investments	5.10%
C000011440 | 16102164
Holdings [Line Items]
Percent of Total Investments	2.40%
C000011440 | IndustryCapital Goods
Holdings [Line Items]
Percent of Total Investments	2.80%
C000011440 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Total Investments	16.40%
C000011440 | IndustryFood, Beverage & Tobacco
Holdings [Line Items]
Percent of Total Investments	6.00%
C000011440 | IndustryTechnology Hardware & Equipment
Holdings [Line Items]
Percent of Total Investments	4.50%
C000011440 | IndustryBanks
Holdings [Line Items]
Percent of Total Investments	3.10%
C000011440 | IndustryTransportation
Holdings [Line Items]
Percent of Total Investments	1.40%
C000011440 | IndustryFinancial Services
Holdings [Line Items]
Percent of Total Investments	4.00%
C000011440 | IndustryConsumer Durables & Apparel
Holdings [Line Items]
Percent of Total Investments	1.40%
C000011440 | IndustryPharmaceuticals, Biotechnology & Life Sciences
Holdings [Line Items]
Percent of Total Investments	14.30%
C000011440 | IndustryMedia & Entertainment
Holdings [Line Items]
Percent of Total Investments	11.00%
C000011440 | IndustryConsumer Discretionary Distribution & Retail
Holdings [Line Items]
Percent of Total Investments	4.80%
C000011440 | IndustrySoftware & Services
Holdings [Line Items]
Percent of Total Investments	13.20%
C000011440 | IndustryHousehold & Personal Products
Holdings [Line Items]
Percent of Total Investments	2.10%
C000011440 | IndustryHealth Care Equipment & Services
Holdings [Line Items]
Percent of Total Investments	10.80%
C000011440 | IndustryConsumer Services
Holdings [Line Items]
Percent of Total Investments	4.20%
C000011440 | United States
Holdings [Line Items]
Percent of Total Investments	77.00%
C000011440 | France
Holdings [Line Items]
Percent of Total Investments	4.40%
C000011440 | Germany
Holdings [Line Items]
Percent of Total Investments	2.60%
C000011440 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	6.90%
C000011440 | Switzerland
Holdings [Line Items]
Percent of Total Investments	1.60%
C000011440 | Taiwan
Holdings [Line Items]
Percent of Total Investments	5.10%
C000213357 | 16102164
Holdings [Line Items]
Percent of Total Investments	2.40%
C000213357 | IndustryCapital Goods
Holdings [Line Items]
Percent of Total Investments	2.80%
C000213357 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Total Investments	16.40%
C000213357 | IndustryFood, Beverage & Tobacco
Holdings [Line Items]
Percent of Total Investments	6.00%
C000213357 | IndustryTechnology Hardware & Equipment
Holdings [Line Items]
Percent of Total Investments	4.50%
C000213357 | IndustryBanks
Holdings [Line Items]
Percent of Total Investments	3.10%
C000213357 | IndustryTransportation
Holdings [Line Items]
Percent of Total Investments	1.40%
C000213357 | IndustryFinancial Services
Holdings [Line Items]
Percent of Total Investments	4.00%
C000213357 | IndustryConsumer Durables & Apparel
Holdings [Line Items]
Percent of Total Investments	1.40%
C000213357 | IndustryPharmaceuticals, Biotechnology & Life Sciences
Holdings [Line Items]
Percent of Total Investments	14.30%
C000213357 | IndustryMedia & Entertainment
Holdings [Line Items]
Percent of Total Investments	11.00%
C000213357 | IndustryConsumer Discretionary Distribution & Retail
Holdings [Line Items]
Percent of Total Investments	4.80%
C000213357 | IndustrySoftware & Services
Holdings [Line Items]
Percent of Total Investments	13.20%
C000213357 | IndustryHousehold & Personal Products
Holdings [Line Items]
Percent of Total Investments	2.10%
C000213357 | IndustryHealth Care Equipment & Services
Holdings [Line Items]
Percent of Total Investments	10.80%
C000213357 | IndustryConsumer Services
Holdings [Line Items]
Percent of Total Investments	4.20%
C000213357 | United States
Holdings [Line Items]
Percent of Total Investments	77.00%
C000213357 | France
Holdings [Line Items]
Percent of Total Investments	4.40%
C000213357 | Germany
Holdings [Line Items]
Percent of Total Investments	2.60%
C000213357 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	6.90%
C000213357 | Switzerland
Holdings [Line Items]
Percent of Total Investments	1.60%
C000213357 | Taiwan
Holdings [Line Items]
Percent of Total Investments	5.10%
C000213356 | 16102164
Holdings [Line Items]
Percent of Total Investments	2.40%
C000213356 | IndustryCapital Goods
Holdings [Line Items]
Percent of Total Investments	2.80%
C000213356 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Total Investments	16.40%
C000213356 | IndustryFood, Beverage & Tobacco
Holdings [Line Items]
Percent of Total Investments	6.00%
C000213356 | IndustryTechnology Hardware & Equipment
Holdings [Line Items]
Percent of Total Investments	4.50%
C000213356 | IndustryBanks
Holdings [Line Items]
Percent of Total Investments	3.10%
C000213356 | IndustryTransportation
Holdings [Line Items]
Percent of Total Investments	1.40%
C000213356 | IndustryFinancial Services
Holdings [Line Items]
Percent of Total Investments	4.00%
C000213356 | IndustryConsumer Durables & Apparel
Holdings [Line Items]
Percent of Total Investments	1.40%
C000213356 | IndustryPharmaceuticals, Biotechnology & Life Sciences
Holdings [Line Items]
Percent of Total Investments	14.30%
C000213356 | IndustryMedia & Entertainment
Holdings [Line Items]
Percent of Total Investments	11.00%
C000213356 | IndustryConsumer Discretionary Distribution & Retail
Holdings [Line Items]
Percent of Total Investments	4.80%
C000213356 | IndustrySoftware & Services
Holdings [Line Items]
Percent of Total Investments	13.20%
C000213356 | IndustryHousehold & Personal Products
Holdings [Line Items]
Percent of Total Investments	2.10%
C000213356 | IndustryHealth Care Equipment & Services
Holdings [Line Items]
Percent of Total Investments	10.80%
C000213356 | IndustryConsumer Services
Holdings [Line Items]
Percent of Total Investments	4.20%
C000213356 | United States
Holdings [Line Items]
Percent of Total Investments	77.00%
C000213356 | France
Holdings [Line Items]
Percent of Total Investments	4.40%
C000213356 | Germany
Holdings [Line Items]
Percent of Total Investments	2.60%
C000213356 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	6.90%
C000213356 | Switzerland
Holdings [Line Items]
Percent of Total Investments	1.60%
C000213356 | Taiwan
Holdings [Line Items]
Percent of Total Investments	5.10%
C000241005 | 16102348
Holdings [Line Items]
Percent of Total Investments	1.60%
C000241005 | IndustryEnergy
Holdings [Line Items]
Percent of Total Investments	37.40%
C000241005 | IndustryIndustrial Metals
Holdings [Line Items]
Percent of Total Investments	48.80%
C000241005 | IndustryAgriculture
Holdings [Line Items]
Percent of Total Investments	6.80%
C000241005 | IndustryWater
Holdings [Line Items]
Percent of Total Investments	3.90%
C000241005 | IndustryTimber
Holdings [Line Items]
Percent of Total Investments	3.10%
C000241005 | United States
Holdings [Line Items]
Percent of Total Investments	39.60%
C000241005 | France
Holdings [Line Items]
Percent of Total Investments	2.00%
C000241005 | Canada
Holdings [Line Items]
Percent of Total Investments	11.10%
C000241005 | Chile
Holdings [Line Items]
Percent of Total Investments	4.40%
C000241005 | Japan
Holdings [Line Items]
Percent of Total Investments	1.10%
C000241005 | Finland
Holdings [Line Items]
Percent of Total Investments	3.70%
C000241005 | Denmark
Holdings [Line Items]
Percent of Total Investments	2.00%
C000241005 | Norway
Holdings [Line Items]
Percent of Total Investments	2.80%
C000241005 | China
Holdings [Line Items]
Percent of Total Investments	1.70%
C000241005 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	18.40%
C000241005 | Brazil
Holdings [Line Items]
Percent of Total Investments	10.20%
C000241005 | Italy
Holdings [Line Items]
Percent of Total Investments	1.40%
C000107485 | 16102854
Holdings [Line Items]
Percent of Total Investments	3.00%
C000107485 | IndustryEnergy
Holdings [Line Items]
Percent of Total Investments	59.80%
C000107485 | IndustryIndustrial Metals
Holdings [Line Items]
Percent of Total Investments	31.10%
C000107485 | IndustryAgriculture
Holdings [Line Items]
Percent of Total Investments	4.60%
C000107485 | IndustryWater
Holdings [Line Items]
Percent of Total Investments	2.50%
C000107485 | IndustryTimber
Holdings [Line Items]
Percent of Total Investments	2.00%
C000107485 | United States
Holdings [Line Items]
Percent of Total Investments	39.70%
C000107485 | France
Holdings [Line Items]
Percent of Total Investments	1.40%
C000107485 | Canada
Holdings [Line Items]
Percent of Total Investments	8.70%
C000107485 | Chile
Holdings [Line Items]
Percent of Total Investments	2.80%
C000107485 | Japan
Holdings [Line Items]
Percent of Total Investments	1.10%
C000107485 | Finland
Holdings [Line Items]
Percent of Total Investments	2.40%
C000107485 | Denmark
Holdings [Line Items]
Percent of Total Investments	1.20%
C000107485 | Norway
Holdings [Line Items]
Percent of Total Investments	2.80%
C000107485 | China
Holdings [Line Items]
Percent of Total Investments	1.30%
C000107485 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	19.70%
C000107485 | Brazil
Holdings [Line Items]
Percent of Total Investments	10.80%
C000107485 | Argentina
Holdings [Line Items]
Percent of Total Investments	5.10%
C000107486 | 16102854
Holdings [Line Items]
Percent of Total Investments	3.00%
C000107486 | IndustryEnergy
Holdings [Line Items]
Percent of Total Investments	59.80%
C000107486 | IndustryIndustrial Metals
Holdings [Line Items]
Percent of Total Investments	31.10%
C000107486 | IndustryAgriculture
Holdings [Line Items]
Percent of Total Investments	4.60%
C000107486 | IndustryWater
Holdings [Line Items]
Percent of Total Investments	2.50%
C000107486 | IndustryTimber
Holdings [Line Items]
Percent of Total Investments	2.00%
C000107486 | United States
Holdings [Line Items]
Percent of Total Investments	39.70%
C000107486 | France
Holdings [Line Items]
Percent of Total Investments	1.40%
C000107486 | Canada
Holdings [Line Items]
Percent of Total Investments	8.70%
C000107486 | Chile
Holdings [Line Items]
Percent of Total Investments	2.80%
C000107486 | Japan
Holdings [Line Items]
Percent of Total Investments	1.10%
C000107486 | Finland
Holdings [Line Items]
Percent of Total Investments	2.40%
C000107486 | Denmark
Holdings [Line Items]
Percent of Total Investments	1.20%
C000107486 | Norway
Holdings [Line Items]
Percent of Total Investments	2.80%
C000107486 | China
Holdings [Line Items]
Percent of Total Investments	1.30%
C000107486 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	19.70%
C000107486 | Brazil
Holdings [Line Items]
Percent of Total Investments	10.80%
C000107486 | Argentina
Holdings [Line Items]
Percent of Total Investments	5.10%
C000107488 | 16102854
Holdings [Line Items]
Percent of Total Investments	3.00%
C000107488 | IndustryEnergy
Holdings [Line Items]
Percent of Total Investments	59.80%
C000107488 | IndustryIndustrial Metals
Holdings [Line Items]
Percent of Total Investments	31.10%
C000107488 | IndustryAgriculture
Holdings [Line Items]
Percent of Total Investments	4.60%
C000107488 | IndustryWater
Holdings [Line Items]
Percent of Total Investments	2.50%
C000107488 | IndustryTimber
Holdings [Line Items]
Percent of Total Investments	2.00%
C000107488 | United States
Holdings [Line Items]
Percent of Total Investments	39.70%
C000107488 | France
Holdings [Line Items]
Percent of Total Investments	1.40%
C000107488 | Canada
Holdings [Line Items]
Percent of Total Investments	8.70%
C000107488 | Chile
Holdings [Line Items]
Percent of Total Investments	2.80%
C000107488 | Japan
Holdings [Line Items]
Percent of Total Investments	1.10%
C000107488 | Finland
Holdings [Line Items]
Percent of Total Investments	2.40%
C000107488 | Denmark
Holdings [Line Items]
Percent of Total Investments	1.20%
C000107488 | Norway
Holdings [Line Items]
Percent of Total Investments	2.80%
C000107488 | China
Holdings [Line Items]
Percent of Total Investments	1.30%
C000107488 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	19.70%
C000107488 | Brazil
Holdings [Line Items]
Percent of Total Investments	10.80%
C000107488 | Argentina
Holdings [Line Items]
Percent of Total Investments	5.10%
C000213393 | 16102854
Holdings [Line Items]
Percent of Total Investments	3.00%
C000213393 | IndustryEnergy
Holdings [Line Items]
Percent of Total Investments	59.80%
C000213393 | IndustryIndustrial Metals
Holdings [Line Items]
Percent of Total Investments	31.10%
C000213393 | IndustryAgriculture
Holdings [Line Items]
Percent of Total Investments	4.60%
C000213393 | IndustryWater
Holdings [Line Items]
Percent of Total Investments	2.50%
C000213393 | IndustryTimber
Holdings [Line Items]
Percent of Total Investments	2.00%
C000213393 | United States
Holdings [Line Items]
Percent of Total Investments	39.70%
C000213393 | France
Holdings [Line Items]
Percent of Total Investments	1.40%
C000213393 | Canada
Holdings [Line Items]
Percent of Total Investments	8.70%
C000213393 | Chile
Holdings [Line Items]
Percent of Total Investments	2.80%
C000213393 | Japan
Holdings [Line Items]
Percent of Total Investments	1.10%
C000213393 | Finland
Holdings [Line Items]
Percent of Total Investments	2.40%
C000213393 | Denmark
Holdings [Line Items]
Percent of Total Investments	1.20%
C000213393 | Norway
Holdings [Line Items]
Percent of Total Investments	2.80%
C000213393 | China
Holdings [Line Items]
Percent of Total Investments	1.30%
C000213393 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	19.70%
C000213393 | Brazil
Holdings [Line Items]
Percent of Total Investments	10.80%
C000213393 | Argentina
Holdings [Line Items]
Percent of Total Investments	5.10%
C000213392 | 16102854
Holdings [Line Items]
Percent of Total Investments	3.00%
C000213392 | IndustryEnergy
Holdings [Line Items]
Percent of Total Investments	59.80%
C000213392 | IndustryIndustrial Metals
Holdings [Line Items]
Percent of Total Investments	31.10%
C000213392 | IndustryAgriculture
Holdings [Line Items]
Percent of Total Investments	4.60%
C000213392 | IndustryWater
Holdings [Line Items]
Percent of Total Investments	2.50%
C000213392 | IndustryTimber
Holdings [Line Items]
Percent of Total Investments	2.00%
C000213392 | United States
Holdings [Line Items]
Percent of Total Investments	39.70%
C000213392 | France
Holdings [Line Items]
Percent of Total Investments	1.40%
C000213392 | Canada
Holdings [Line Items]
Percent of Total Investments	8.70%
C000213392 | Chile
Holdings [Line Items]
Percent of Total Investments	2.80%
C000213392 | Japan
Holdings [Line Items]
Percent of Total Investments	1.10%
C000213392 | Finland
Holdings [Line Items]
Percent of Total Investments	2.40%
C000213392 | Denmark
Holdings [Line Items]
Percent of Total Investments	1.20%
C000213392 | Norway
Holdings [Line Items]
Percent of Total Investments	2.80%
C000213392 | China
Holdings [Line Items]
Percent of Total Investments	1.30%
C000213392 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	19.70%
C000213392 | Brazil
Holdings [Line Items]
Percent of Total Investments	10.80%
C000213392 | Argentina
Holdings [Line Items]
Percent of Total Investments	5.10%
C000238041 | IndustryCapital Goods
Holdings [Line Items]
Percent of Total Investments	19.60%
C000238041 | IndustryMaterials
Holdings [Line Items]
Percent of Total Investments	7.90%
C000238041 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Total Investments	10.30%
C000238041 | IndustryFood, Beverage & Tobacco
Holdings [Line Items]
Percent of Total Investments	5.80%
C000238041 | IndustryEnergy
Holdings [Line Items]
Percent of Total Investments	1.90%
C000238041 | IndustryTechnology Hardware & Equipment
Holdings [Line Items]
Percent of Total Investments	5.10%
C000238041 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	0.90%
C000238041 | IndustryTransportation
Holdings [Line Items]
Percent of Total Investments	1.10%
C000238041 | IndustryFinancial Services
Holdings [Line Items]
Percent of Total Investments	9.00%
C000238041 | IndustryConsumer Durables & Apparel
Holdings [Line Items]
Percent of Total Investments	3.60%
C000238041 | IndustryPharmaceuticals, Biotechnology & Life Sciences
Holdings [Line Items]
Percent of Total Investments	1.20%
C000238041 | IndustryMedia & Entertainment
Holdings [Line Items]
Percent of Total Investments	4.30%
C000238041 | IndustryConsumer Discretionary Distribution & Retail
Holdings [Line Items]
Percent of Total Investments	3.40%
C000238041 | IndustrySoftware & Services
Holdings [Line Items]
Percent of Total Investments	4.00%
C000238041 | IndustryConsumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Total Investments	4.40%
C000238041 | IndustryHealth Care Equipment & Services
Holdings [Line Items]
Percent of Total Investments	4.60%
C000238041 | IndustryConsumer Services
Holdings [Line Items]
Percent of Total Investments	3.80%
C000238041 | IndustryCommercial & Professional Services
Holdings [Line Items]
Percent of Total Investments	9.10%
C000238038 | IndustryCapital Goods
Holdings [Line Items]
Percent of Total Investments	19.60%
C000238038 | IndustryMaterials
Holdings [Line Items]
Percent of Total Investments	7.90%
C000238038 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Total Investments	10.30%
C000238038 | IndustryFood, Beverage & Tobacco
Holdings [Line Items]
Percent of Total Investments	5.80%
C000238038 | IndustryEnergy
Holdings [Line Items]
Percent of Total Investments	1.90%
C000238038 | IndustryTechnology Hardware & Equipment
Holdings [Line Items]
Percent of Total Investments	5.10%
C000238038 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	0.90%
C000238038 | IndustryTransportation
Holdings [Line Items]
Percent of Total Investments	1.10%
C000238038 | IndustryFinancial Services
Holdings [Line Items]
Percent of Total Investments	9.00%
C000238038 | IndustryConsumer Durables & Apparel
Holdings [Line Items]
Percent of Total Investments	3.60%
C000238038 | IndustryPharmaceuticals, Biotechnology & Life Sciences
Holdings [Line Items]
Percent of Total Investments	1.20%
C000238038 | IndustryMedia & Entertainment
Holdings [Line Items]
Percent of Total Investments	4.30%
C000238038 | IndustryConsumer Discretionary Distribution & Retail
Holdings [Line Items]
Percent of Total Investments	3.40%
C000238038 | IndustrySoftware & Services
Holdings [Line Items]
Percent of Total Investments	4.00%
C000238038 | IndustryConsumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Total Investments	4.40%
C000238038 | IndustryHealth Care Equipment & Services
Holdings [Line Items]
Percent of Total Investments	4.60%
C000238038 | IndustryConsumer Services
Holdings [Line Items]
Percent of Total Investments	3.80%
C000238038 | IndustryCommercial & Professional Services
Holdings [Line Items]
Percent of Total Investments	9.10%
C000238042 | IndustryCapital Goods
Holdings [Line Items]
Percent of Total Investments	19.60%
C000238042 | IndustryMaterials
Holdings [Line Items]
Percent of Total Investments	7.90%
C000238042 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Total Investments	10.30%
C000238042 | IndustryFood, Beverage & Tobacco
Holdings [Line Items]
Percent of Total Investments	5.80%
C000238042 | IndustryEnergy
Holdings [Line Items]
Percent of Total Investments	1.90%
C000238042 | IndustryTechnology Hardware & Equipment
Holdings [Line Items]
Percent of Total Investments	5.10%
C000238042 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	0.90%
C000238042 | IndustryTransportation
Holdings [Line Items]
Percent of Total Investments	1.10%
C000238042 | IndustryFinancial Services
Holdings [Line Items]
Percent of Total Investments	9.00%
C000238042 | IndustryConsumer Durables & Apparel
Holdings [Line Items]
Percent of Total Investments	3.60%
C000238042 | IndustryPharmaceuticals, Biotechnology & Life Sciences
Holdings [Line Items]
Percent of Total Investments	1.20%
C000238042 | IndustryMedia & Entertainment
Holdings [Line Items]
Percent of Total Investments	4.30%
C000238042 | IndustryConsumer Discretionary Distribution & Retail
Holdings [Line Items]
Percent of Total Investments	3.40%
C000238042 | IndustrySoftware & Services
Holdings [Line Items]
Percent of Total Investments	4.00%
C000238042 | IndustryConsumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Total Investments	4.40%
C000238042 | IndustryHealth Care Equipment & Services
Holdings [Line Items]
Percent of Total Investments	4.60%
C000238042 | IndustryConsumer Services
Holdings [Line Items]
Percent of Total Investments	3.80%
C000238042 | IndustryCommercial & Professional Services
Holdings [Line Items]
Percent of Total Investments	9.10%
C000238037 | IndustryCapital Goods
Holdings [Line Items]
Percent of Total Investments	19.60%
C000238037 | IndustryMaterials
Holdings [Line Items]
Percent of Total Investments	7.90%
C000238037 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Total Investments	10.30%
C000238037 | IndustryFood, Beverage & Tobacco
Holdings [Line Items]
Percent of Total Investments	5.80%
C000238037 | IndustryEnergy
Holdings [Line Items]
Percent of Total Investments	1.90%
C000238037 | IndustryTechnology Hardware & Equipment
Holdings [Line Items]
Percent of Total Investments	5.10%
C000238037 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	0.90%
C000238037 | IndustryTransportation
Holdings [Line Items]
Percent of Total Investments	1.10%
C000238037 | IndustryFinancial Services
Holdings [Line Items]
Percent of Total Investments	9.00%
C000238037 | IndustryConsumer Durables & Apparel
Holdings [Line Items]
Percent of Total Investments	3.60%
C000238037 | IndustryPharmaceuticals, Biotechnology & Life Sciences
Holdings [Line Items]
Percent of Total Investments	1.20%
C000238037 | IndustryMedia & Entertainment
Holdings [Line Items]
Percent of Total Investments	4.30%
C000238037 | IndustryConsumer Discretionary Distribution & Retail
Holdings [Line Items]
Percent of Total Investments	3.40%
C000238037 | IndustrySoftware & Services
Holdings [Line Items]
Percent of Total Investments	4.00%
C000238037 | IndustryConsumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Total Investments	4.40%
C000238037 | IndustryHealth Care Equipment & Services
Holdings [Line Items]
Percent of Total Investments	4.60%
C000238037 | IndustryConsumer Services
Holdings [Line Items]
Percent of Total Investments	3.80%
C000238037 | IndustryCommercial & Professional Services
Holdings [Line Items]
Percent of Total Investments	9.10%
C000238039 | IndustryCapital Goods
Holdings [Line Items]
Percent of Total Investments	19.60%
C000238039 | IndustryMaterials
Holdings [Line Items]
Percent of Total Investments	7.90%
C000238039 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Total Investments	10.30%
C000238039 | IndustryFood, Beverage & Tobacco
Holdings [Line Items]
Percent of Total Investments	5.80%
C000238039 | IndustryEnergy
Holdings [Line Items]
Percent of Total Investments	1.90%
C000238039 | IndustryTechnology Hardware & Equipment
Holdings [Line Items]
Percent of Total Investments	5.10%
C000238039 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	0.90%
C000238039 | IndustryTransportation
Holdings [Line Items]
Percent of Total Investments	1.10%
C000238039 | IndustryFinancial Services
Holdings [Line Items]
Percent of Total Investments	9.00%
C000238039 | IndustryConsumer Durables & Apparel
Holdings [Line Items]
Percent of Total Investments	3.60%
C000238039 | IndustryPharmaceuticals, Biotechnology & Life Sciences
Holdings [Line Items]
Percent of Total Investments	1.20%
C000238039 | IndustryMedia & Entertainment
Holdings [Line Items]
Percent of Total Investments	4.30%
C000238039 | IndustryConsumer Discretionary Distribution & Retail
Holdings [Line Items]
Percent of Total Investments	3.40%
C000238039 | IndustrySoftware & Services
Holdings [Line Items]
Percent of Total Investments	4.00%
C000238039 | IndustryConsumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Total Investments	4.40%
C000238039 | IndustryHealth Care Equipment & Services
Holdings [Line Items]
Percent of Total Investments	4.60%
C000238039 | IndustryConsumer Services
Holdings [Line Items]
Percent of Total Investments	3.80%
C000238039 | IndustryCommercial & Professional Services
Holdings [Line Items]
Percent of Total Investments	9.10%
C000011423 | IndustryCapital Goods
Holdings [Line Items]
Percent of Total Investments	4.40%
C000011423 | IndustryMaterials
Holdings [Line Items]
Percent of Total Investments	1.50%
C000011423 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Total Investments	18.40%
C000011423 | IndustryFood, Beverage & Tobacco
Holdings [Line Items]
Percent of Total Investments	5.00%
C000011423 | IndustryTechnology Hardware & Equipment
Holdings [Line Items]
Percent of Total Investments	9.00%
C000011423 | IndustryAutomobiles & Components
Holdings [Line Items]
Percent of Total Investments	5.90%
C000011423 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	1.20%
C000011423 | IndustryBanks
Holdings [Line Items]
Percent of Total Investments	6.20%
C000011423 | IndustryTransportation
Holdings [Line Items]
Percent of Total Investments	1.80%
C000011423 | IndustryFinancial Services
Holdings [Line Items]
Percent of Total Investments	7.70%
C000011423 | IndustryConsumer Durables & Apparel
Holdings [Line Items]
Percent of Total Investments	3.80%
C000011423 | IndustryPharmaceuticals, Biotechnology & Life Sciences
Holdings [Line Items]
Percent of Total Investments	9.80%
C000011423 | IndustryMedia & Entertainment
Holdings [Line Items]
Percent of Total Investments	8.00%
C000011423 | IndustryConsumer Discretionary Distribution & Retail
Holdings [Line Items]
Percent of Total Investments	4.10%
C000011423 | IndustryInsurance
Holdings [Line Items]
Percent of Total Investments	1.60%
C000011423 | IndustryTelecommunication Services
Holdings [Line Items]
Percent of Total Investments	1.50%
C000011423 | IndustrySoftware & Services
Holdings [Line Items]
Percent of Total Investments	4.80%
C000011423 | IndustryConsumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Total Investments	1.60%
C000011423 | IndustryHousehold & Personal Products
Holdings [Line Items]
Percent of Total Investments	1.20%
C000011423 | IndustryHealth Care Equipment & Services
Holdings [Line Items]
Percent of Total Investments	1.30%
C000011423 | IndustryCommercial & Professional Services
Holdings [Line Items]
Percent of Total Investments	1.20%
C000011426 | IndustryCapital Goods
Holdings [Line Items]
Percent of Total Investments	4.40%
C000011426 | IndustryMaterials
Holdings [Line Items]
Percent of Total Investments	1.50%
C000011426 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Total Investments	18.40%
C000011426 | IndustryFood, Beverage & Tobacco
Holdings [Line Items]
Percent of Total Investments	5.00%
C000011426 | IndustryTechnology Hardware & Equipment
Holdings [Line Items]
Percent of Total Investments	9.00%
C000011426 | IndustryAutomobiles & Components
Holdings [Line Items]
Percent of Total Investments	5.90%
C000011426 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	1.20%
C000011426 | IndustryBanks
Holdings [Line Items]
Percent of Total Investments	6.20%
C000011426 | IndustryTransportation
Holdings [Line Items]
Percent of Total Investments	1.80%
C000011426 | IndustryFinancial Services
Holdings [Line Items]
Percent of Total Investments	7.70%
C000011426 | IndustryConsumer Durables & Apparel
Holdings [Line Items]
Percent of Total Investments	3.80%
C000011426 | IndustryPharmaceuticals, Biotechnology & Life Sciences
Holdings [Line Items]
Percent of Total Investments	9.80%
C000011426 | IndustryMedia & Entertainment
Holdings [Line Items]
Percent of Total Investments	8.00%
C000011426 | IndustryConsumer Discretionary Distribution & Retail
Holdings [Line Items]
Percent of Total Investments	4.10%
C000011426 | IndustryInsurance
Holdings [Line Items]
Percent of Total Investments	1.60%
C000011426 | IndustryTelecommunication Services
Holdings [Line Items]
Percent of Total Investments	1.50%
C000011426 | IndustrySoftware & Services
Holdings [Line Items]
Percent of Total Investments	4.80%
C000011426 | IndustryConsumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Total Investments	1.60%
C000011426 | IndustryHousehold & Personal Products
Holdings [Line Items]
Percent of Total Investments	1.20%
C000011426 | IndustryHealth Care Equipment & Services
Holdings [Line Items]
Percent of Total Investments	1.30%
C000011426 | IndustryCommercial & Professional Services
Holdings [Line Items]
Percent of Total Investments	1.20%
C000241007 | IndustryCapital Goods
Holdings [Line Items]
Percent of Total Investments	3.00%
C000241007 | IndustryMaterials
Holdings [Line Items]
Percent of Total Investments	1.20%
C000241007 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Total Investments	3.00%
C000241007 | IndustryFood, Beverage & Tobacco
Holdings [Line Items]
Percent of Total Investments	3.30%
C000241007 | IndustryEnergy
Holdings [Line Items]
Percent of Total Investments	10.80%
C000241007 | IndustryTechnology Hardware & Equipment
Holdings [Line Items]
Percent of Total Investments	3.70%
C000241007 | IndustryAutomobiles & Components
Holdings [Line Items]
Percent of Total Investments	2.90%
C000241007 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	1.30%
C000241007 | IndustryBanks
Holdings [Line Items]
Percent of Total Investments	9.70%
C000241007 | IndustryTransportation
Holdings [Line Items]
Percent of Total Investments	2.50%
C000241007 | IndustryFinancial Services
Holdings [Line Items]
Percent of Total Investments	7.50%
C000241007 | IndustryConsumer Durables & Apparel
Holdings [Line Items]
Percent of Total Investments	3.50%
C000241007 | IndustryPharmaceuticals, Biotechnology & Life Sciences
Holdings [Line Items]
Percent of Total Investments	13.30%
C000241007 | IndustryMedia & Entertainment
Holdings [Line Items]
Percent of Total Investments	6.20%
C000241007 | IndustryConsumer Discretionary Distribution & Retail
Holdings [Line Items]
Percent of Total Investments	2.80%
C000241007 | IndustryInsurance
Holdings [Line Items]
Percent of Total Investments	6.40%
C000241007 | IndustryTelecommunication Services
Holdings [Line Items]
Percent of Total Investments	6.40%
C000241007 | IndustrySoftware & Services
Holdings [Line Items]
Percent of Total Investments	1.20%
C000241007 | IndustryConsumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Total Investments	2.60%
C000241007 | IndustryHousehold & Personal Products
Holdings [Line Items]
Percent of Total Investments	3.70%
C000241007 | IndustryHealth Care Equipment & Services
Holdings [Line Items]
Percent of Total Investments	5.00%
C000241011 | IndustryCapital Goods
Holdings [Line Items]
Percent of Total Investments	3.00%
C000241011 | IndustryMaterials
Holdings [Line Items]
Percent of Total Investments	1.20%
C000241011 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Total Investments	3.00%
C000241011 | IndustryFood, Beverage & Tobacco
Holdings [Line Items]
Percent of Total Investments	3.30%
C000241011 | IndustryEnergy
Holdings [Line Items]
Percent of Total Investments	10.80%
C000241011 | IndustryTechnology Hardware & Equipment
Holdings [Line Items]
Percent of Total Investments	3.70%
C000241011 | IndustryAutomobiles & Components
Holdings [Line Items]
Percent of Total Investments	2.90%
C000241011 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	1.30%
C000241011 | IndustryBanks
Holdings [Line Items]
Percent of Total Investments	9.70%
C000241011 | IndustryTransportation
Holdings [Line Items]
Percent of Total Investments	2.50%
C000241011 | IndustryFinancial Services
Holdings [Line Items]
Percent of Total Investments	7.50%
C000241011 | IndustryConsumer Durables & Apparel
Holdings [Line Items]
Percent of Total Investments	3.50%
C000241011 | IndustryPharmaceuticals, Biotechnology & Life Sciences
Holdings [Line Items]
Percent of Total Investments	13.30%
C000241011 | IndustryMedia & Entertainment
Holdings [Line Items]
Percent of Total Investments	6.20%
C000241011 | IndustryConsumer Discretionary Distribution & Retail
Holdings [Line Items]
Percent of Total Investments	2.80%
C000241011 | IndustryInsurance
Holdings [Line Items]
Percent of Total Investments	6.40%
C000241011 | IndustryTelecommunication Services
Holdings [Line Items]
Percent of Total Investments	6.40%
C000241011 | IndustrySoftware & Services
Holdings [Line Items]
Percent of Total Investments	1.20%
C000241011 | IndustryConsumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Total Investments	2.60%
C000241011 | IndustryHousehold & Personal Products
Holdings [Line Items]
Percent of Total Investments	3.70%
C000241011 | IndustryHealth Care Equipment & Services
Holdings [Line Items]
Percent of Total Investments	5.00%
C000241009 | IndustryCapital Goods
Holdings [Line Items]
Percent of Total Investments	3.00%
C000241009 | IndustryMaterials
Holdings [Line Items]
Percent of Total Investments	1.20%
C000241009 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Total Investments	3.00%
C000241009 | IndustryFood, Beverage & Tobacco
Holdings [Line Items]
Percent of Total Investments	3.30%
C000241009 | IndustryEnergy
Holdings [Line Items]
Percent of Total Investments	10.80%
C000241009 | IndustryTechnology Hardware & Equipment
Holdings [Line Items]
Percent of Total Investments	3.70%
C000241009 | IndustryAutomobiles & Components
Holdings [Line Items]
Percent of Total Investments	2.90%
C000241009 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	1.30%
C000241009 | IndustryBanks
Holdings [Line Items]
Percent of Total Investments	9.70%
C000241009 | IndustryTransportation
Holdings [Line Items]
Percent of Total Investments	2.50%
C000241009 | IndustryFinancial Services
Holdings [Line Items]
Percent of Total Investments	7.50%
C000241009 | IndustryConsumer Durables & Apparel
Holdings [Line Items]
Percent of Total Investments	3.50%
C000241009 | IndustryPharmaceuticals, Biotechnology & Life Sciences
Holdings [Line Items]
Percent of Total Investments	13.30%
C000241009 | IndustryMedia & Entertainment
Holdings [Line Items]
Percent of Total Investments	6.20%
C000241009 | IndustryConsumer Discretionary Distribution & Retail
Holdings [Line Items]
Percent of Total Investments	2.80%
C000241009 | IndustryInsurance
Holdings [Line Items]
Percent of Total Investments	6.40%
C000241009 | IndustryTelecommunication Services
Holdings [Line Items]
Percent of Total Investments	6.40%
C000241009 | IndustrySoftware & Services
Holdings [Line Items]
Percent of Total Investments	1.20%
C000241009 | IndustryConsumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Total Investments	2.60%
C000241009 | IndustryHousehold & Personal Products
Holdings [Line Items]
Percent of Total Investments	3.70%
C000241009 | IndustryHealth Care Equipment & Services
Holdings [Line Items]
Percent of Total Investments	5.00%
C000241012 | IndustryCapital Goods
Holdings [Line Items]
Percent of Total Investments	3.00%
C000241012 | IndustryMaterials
Holdings [Line Items]
Percent of Total Investments	1.20%
C000241012 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Total Investments	3.00%
C000241012 | IndustryFood, Beverage & Tobacco
Holdings [Line Items]
Percent of Total Investments	3.30%
C000241012 | IndustryEnergy
Holdings [Line Items]
Percent of Total Investments	10.80%
C000241012 | IndustryTechnology Hardware & Equipment
Holdings [Line Items]
Percent of Total Investments	3.70%
C000241012 | IndustryAutomobiles & Components
Holdings [Line Items]
Percent of Total Investments	2.90%
C000241012 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	1.30%
C000241012 | IndustryBanks
Holdings [Line Items]
Percent of Total Investments	9.70%
C000241012 | IndustryTransportation
Holdings [Line Items]
Percent of Total Investments	2.50%
C000241012 | IndustryFinancial Services
Holdings [Line Items]
Percent of Total Investments	7.50%
C000241012 | IndustryConsumer Durables & Apparel
Holdings [Line Items]
Percent of Total Investments	3.50%
C000241012 | IndustryPharmaceuticals, Biotechnology & Life Sciences
Holdings [Line Items]
Percent of Total Investments	13.30%
C000241012 | IndustryMedia & Entertainment
Holdings [Line Items]
Percent of Total Investments	6.20%
C000241012 | IndustryConsumer Discretionary Distribution & Retail
Holdings [Line Items]
Percent of Total Investments	2.80%
C000241012 | IndustryInsurance
Holdings [Line Items]
Percent of Total Investments	6.40%
C000241012 | IndustryTelecommunication Services
Holdings [Line Items]
Percent of Total Investments	6.40%
C000241012 | IndustrySoftware & Services
Holdings [Line Items]
Percent of Total Investments	1.20%
C000241012 | IndustryConsumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Total Investments	2.60%
C000241012 | IndustryHousehold & Personal Products
Holdings [Line Items]
Percent of Total Investments	3.70%
C000241012 | IndustryHealth Care Equipment & Services
Holdings [Line Items]
Percent of Total Investments	5.00%
C000212810 | IndustryCapital Goods
Holdings [Line Items]
Percent of Total Investments	11.70%
C000212810 | IndustryMaterials
Holdings [Line Items]
Percent of Total Investments	4.40%
C000212810 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Total Investments	7.90%
C000212810 | IndustryFood, Beverage & Tobacco
Holdings [Line Items]
Percent of Total Investments	4.80%
C000212810 | IndustryUtilities
Holdings [Line Items]
Percent of Total Investments	1.90%
C000212810 | IndustryEnergy
Holdings [Line Items]
Percent of Total Investments	3.30%
C000212810 | IndustryTechnology Hardware & Equipment
Holdings [Line Items]
Percent of Total Investments	1.80%
C000212810 | IndustryAutomobiles & Components
Holdings [Line Items]
Percent of Total Investments	6.60%
C000212810 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	1.90%
C000212810 | IndustryBanks
Holdings [Line Items]
Percent of Total Investments	10.50%
C000212810 | IndustryTransportation
Holdings [Line Items]
Percent of Total Investments	2.20%
C000212810 | IndustryFinancial Services
Holdings [Line Items]
Percent of Total Investments	10.40%
C000212810 | IndustryConsumer Durables & Apparel
Holdings [Line Items]
Percent of Total Investments	9.00%
C000212810 | IndustryPharmaceuticals, Biotechnology & Life Sciences
Holdings [Line Items]
Percent of Total Investments	3.30%
C000212810 | IndustryMedia & Entertainment
Holdings [Line Items]
Percent of Total Investments	1.60%
C000212810 | IndustryConsumer Discretionary Distribution & Retail
Holdings [Line Items]
Percent of Total Investments	3.70%
C000212810 | IndustryInsurance
Holdings [Line Items]
Percent of Total Investments	2.80%
C000212810 | IndustryReal Estate Management & Development
Holdings [Line Items]
Percent of Total Investments	1.10%
C000212810 | IndustryHealth Care Equipment & Services
Holdings [Line Items]
Percent of Total Investments	1.10%
C000212810 | IndustryConsumer Services
Holdings [Line Items]
Percent of Total Investments	2.10%
C000212810 | IndustryCommercial & Professional Services
Holdings [Line Items]
Percent of Total Investments	3.20%
C000212810 | IndustryEquity Real Estate Investment Trusts (REITs)
Holdings [Line Items]
Percent of Total Investments	4.70%
C000075103 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	90.50%
C000075103 | AssetDebt Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000075103 | AssetFutures Contracts
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000075103 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000013327 | 16103003
Holdings [Line Items]
Percent of Total Investments	61.60%
C000013327 | Brazil
Holdings [Line Items]
Percent of Total Investments	4.50%
C000013327 | Mexico
Holdings [Line Items]
Percent of Total Investments	6.40%
C000013327 | Argentina
Holdings [Line Items]
Percent of Total Investments	4.30%
C000013327 | Colombia
Holdings [Line Items]
Percent of Total Investments	5.60%
C000013327 | Venezuela
Holdings [Line Items]
Percent of Total Investments	5.50%
C000013327 | Turkey
Holdings [Line Items]
Percent of Total Investments	5.10%
C000013327 | Romania
Holdings [Line Items]
Percent of Total Investments	3.70%
C000013327 | Poland
Holdings [Line Items]
Percent of Total Investments	3.30%
C000013327 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000013327 | AssetDebt Obligations
Holdings [Line Items]
Percent of Net Asset Value	94.80%
C000013327 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000013327 | AssetRights/Warrants
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000013327 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000013327 | AssetInvestment Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000013327 | AssetSwap Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000013327 | AssetLoan Participations
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000013327 | AssetForward Currency Contracts
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000013327 | AssetSecurities Sold Short
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000013327 | AssetReverse Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000013328 | 16103003
Holdings [Line Items]
Percent of Total Investments	61.60%
C000013328 | Brazil
Holdings [Line Items]
Percent of Total Investments	4.50%
C000013328 | Mexico
Holdings [Line Items]
Percent of Total Investments	6.40%
C000013328 | Argentina
Holdings [Line Items]
Percent of Total Investments	4.30%
C000013328 | Colombia
Holdings [Line Items]
Percent of Total Investments	5.60%
C000013328 | Venezuela
Holdings [Line Items]
Percent of Total Investments	5.50%
C000013328 | Turkey
Holdings [Line Items]
Percent of Total Investments	5.10%
C000013328 | Romania
Holdings [Line Items]
Percent of Total Investments	3.70%
C000013328 | Poland
Holdings [Line Items]
Percent of Total Investments	3.30%
C000013328 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000013328 | AssetDebt Obligations
Holdings [Line Items]
Percent of Net Asset Value	94.80%
C000013328 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000013328 | AssetRights/Warrants
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000013328 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000013328 | AssetInvestment Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000013328 | AssetSwap Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000013328 | AssetLoan Participations
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000013328 | AssetForward Currency Contracts
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000013328 | AssetSecurities Sold Short
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000013328 | AssetReverse Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000013330 | 16103003
Holdings [Line Items]
Percent of Total Investments	61.60%
C000013330 | Brazil
Holdings [Line Items]
Percent of Total Investments	4.50%
C000013330 | Mexico
Holdings [Line Items]
Percent of Total Investments	6.40%
C000013330 | Argentina
Holdings [Line Items]
Percent of Total Investments	4.30%
C000013330 | Colombia
Holdings [Line Items]
Percent of Total Investments	5.60%
C000013330 | Venezuela
Holdings [Line Items]
Percent of Total Investments	5.50%
C000013330 | Turkey
Holdings [Line Items]
Percent of Total Investments	5.10%
C000013330 | Romania
Holdings [Line Items]
Percent of Total Investments	3.70%
C000013330 | Poland
Holdings [Line Items]
Percent of Total Investments	3.30%
C000013330 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000013330 | AssetDebt Obligations
Holdings [Line Items]
Percent of Net Asset Value	94.80%
C000013330 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000013330 | AssetRights/Warrants
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000013330 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000013330 | AssetInvestment Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000013330 | AssetSwap Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000013330 | AssetLoan Participations
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000013330 | AssetForward Currency Contracts
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000013330 | AssetSecurities Sold Short
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000013330 | AssetReverse Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000199930 | Consumer Cyclical
Holdings [Line Items]
Percent of Total Investments	19.30%
C000199930 | Communications
Holdings [Line Items]
Percent of Total Investments	12.40%
C000199930 | Consumer Non-Cyclical
Holdings [Line Items]
Percent of Total Investments	11.90%
C000199930 | Energy
Holdings [Line Items]
Percent of Total Investments	11.80%
C000199930 | Capital Goods
Holdings [Line Items]
Percent of Total Investments	11.30%
C000199930 | Technology
Holdings [Line Items]
Percent of Total Investments	7.70%
C000199930 | Basic Industry
Holdings [Line Items]
Percent of Total Investments	7.30%
C000199930 | Electric
Holdings [Line Items]
Percent of Total Investments	4.90%
C000199930 | Finance Companies
Holdings [Line Items]
Percent of Total Investments	3.30%
C000199930 | Insurance
Holdings [Line Items]
Percent of Total Investments	2.90%
C000199930 | REITS
Holdings [Line Items]
Percent of Total Investments	2.00%
C000199930 | Transportation
Holdings [Line Items]
Percent of Total Investments	1.80%
C000199930 | Other Financial
Holdings [Line Items]
Percent of Total Investments	1.30%
C000199930 | Brokerage/Asset Managers/Exchanges
Holdings [Line Items]
Percent of Total Investments	0.60%
C000199930 | Other Industrial
Holdings [Line Items]
Percent of Total Investments	0.60%
C000199930 | Cash / Cash Equivalents
Holdings [Line Items]
Percent of Total Investments	0.50%
C000199930 | Government Owned No Guarantee
Holdings [Line Items]
Percent of Total Investments	0.30%
C000199930 | Banking
Holdings [Line Items]
Percent of Total Investments	0.10%
C000199930 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000199930 | AssetDebt Obligations
Holdings [Line Items]
Percent of Net Asset Value	83.80%
C000199930 | AssetFutures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000199930 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000199930 | AssetSwap Contracts
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000199930 | AssetForward Currency Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000213400 | Consumer Cyclical
Holdings [Line Items]
Percent of Total Investments	19.30%
C000213400 | Communications
Holdings [Line Items]
Percent of Total Investments	12.40%
C000213400 | Consumer Non-Cyclical
Holdings [Line Items]
Percent of Total Investments	11.90%
C000213400 | Energy
Holdings [Line Items]
Percent of Total Investments	11.80%
C000213400 | Capital Goods
Holdings [Line Items]
Percent of Total Investments	11.30%
C000213400 | Technology
Holdings [Line Items]
Percent of Total Investments	7.70%
C000213400 | Basic Industry
Holdings [Line Items]
Percent of Total Investments	7.30%
C000213400 | Electric
Holdings [Line Items]
Percent of Total Investments	4.90%
C000213400 | Finance Companies
Holdings [Line Items]
Percent of Total Investments	3.30%
C000213400 | Insurance
Holdings [Line Items]
Percent of Total Investments	2.90%
C000213400 | REITS
Holdings [Line Items]
Percent of Total Investments	2.00%
C000213400 | Transportation
Holdings [Line Items]
Percent of Total Investments	1.80%
C000213400 | Other Financial
Holdings [Line Items]
Percent of Total Investments	1.30%
C000213400 | Brokerage/Asset Managers/Exchanges
Holdings [Line Items]
Percent of Total Investments	0.60%
C000213400 | Other Industrial
Holdings [Line Items]
Percent of Total Investments	0.60%
C000213400 | Cash / Cash Equivalents
Holdings [Line Items]
Percent of Total Investments	0.50%
C000213400 | Government Owned No Guarantee
Holdings [Line Items]
Percent of Total Investments	0.30%
C000213400 | Banking
Holdings [Line Items]
Percent of Total Investments	0.10%
C000213400 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000213400 | AssetDebt Obligations
Holdings [Line Items]
Percent of Net Asset Value	83.80%
C000213400 | AssetFutures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000213400 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000213400 | AssetSwap Contracts
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000213400 | AssetForward Currency Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000137450 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	(1.40%)
C000137450 | IndustryCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	24.60%
C000137450 | IndustryStudent Loans - Private
Holdings [Line Items]
Percent of Total Investments	14.70%
C000137450 | IndustryU.S. Government
Holdings [Line Items]
Percent of Total Investments	14.70%
C000137450 | IndustryCollateralized Loan Obligations
Holdings [Line Items]
Percent of Total Investments	12.20%
C000137450 | IndustryResidential Mortgage-Backed Securities - Other
Holdings [Line Items]
Percent of Total Investments	11.10%
C000137450 | IndustrySmall Balance Commercial Mortgages
Holdings [Line Items]
Percent of Total Investments	5.00%
C000137450 | IndustryStudent Loans - Federal Family Education Loan Program
Holdings [Line Items]
Percent of Total Investments	4.50%
C000137450 | IndustryResidential Mortgage-Backed Securities - Alt-A
Holdings [Line Items]
Percent of Total Investments	3.60%
C000137450 | IndustryU.S. Government Agency
Holdings [Line Items]
Percent of Total Investments	3.10%
C000137450 | IndustryResidential Mortgage-Backed Securities - Prime
Holdings [Line Items]
Percent of Total Investments	2.80%
C000137450 | IndustryResidential Mortgage-Backed Securities - Subprime
Holdings [Line Items]
Percent of Total Investments	2.10%
C000137450 | IndustryAuto Retail Subprime
Holdings [Line Items]
Percent of Total Investments	1.80%
C000137450 | IndustryCredit Cards
Holdings [Line Items]
Percent of Total Investments	1.20%
C000137450 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000137450 | AssetDebt Obligations
Holdings [Line Items]
Percent of Net Asset Value	92.60%
C000137450 | AssetFutures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000137450 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000137450 | AssetInvestment Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000137450 | AssetSwap Contracts
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000137450 | AssetForward Currency Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000137450 | AssetSecurities Sold Short
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000137450 | AssetPurchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000137450 | AssetWritten Options
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000020548 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	(1.40%)
C000020548 | IndustryCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	24.60%
C000020548 | IndustryStudent Loans - Private
Holdings [Line Items]
Percent of Total Investments	14.70%
C000020548 | IndustryU.S. Government
Holdings [Line Items]
Percent of Total Investments	14.70%
C000020548 | IndustryCollateralized Loan Obligations
Holdings [Line Items]
Percent of Total Investments	12.20%
C000020548 | IndustryResidential Mortgage-Backed Securities - Other
Holdings [Line Items]
Percent of Total Investments	11.10%
C000020548 | IndustrySmall Balance Commercial Mortgages
Holdings [Line Items]
Percent of Total Investments	5.00%
C000020548 | IndustryStudent Loans - Federal Family Education Loan Program
Holdings [Line Items]
Percent of Total Investments	4.50%
C000020548 | IndustryResidential Mortgage-Backed Securities - Alt-A
Holdings [Line Items]
Percent of Total Investments	3.60%
C000020548 | IndustryU.S. Government Agency
Holdings [Line Items]
Percent of Total Investments	3.10%
C000020548 | IndustryResidential Mortgage-Backed Securities - Prime
Holdings [Line Items]
Percent of Total Investments	2.80%
C000020548 | IndustryResidential Mortgage-Backed Securities - Subprime
Holdings [Line Items]
Percent of Total Investments	2.10%
C000020548 | IndustryAuto Retail Subprime
Holdings [Line Items]
Percent of Total Investments	1.80%
C000020548 | IndustryCredit Cards
Holdings [Line Items]
Percent of Total Investments	1.20%
C000020548 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000020548 | AssetDebt Obligations
Holdings [Line Items]
Percent of Net Asset Value	92.60%
C000020548 | AssetFutures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000020548 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000020548 | AssetInvestment Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000020548 | AssetSwap Contracts
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000020548 | AssetForward Currency Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000020548 | AssetSecurities Sold Short
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000020548 | AssetPurchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000020548 | AssetWritten Options
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000213385 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	(1.40%)
C000213385 | IndustryCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	24.60%
C000213385 | IndustryStudent Loans - Private
Holdings [Line Items]
Percent of Total Investments	14.70%
C000213385 | IndustryU.S. Government
Holdings [Line Items]
Percent of Total Investments	14.70%
C000213385 | IndustryCollateralized Loan Obligations
Holdings [Line Items]
Percent of Total Investments	12.20%
C000213385 | IndustryResidential Mortgage-Backed Securities - Other
Holdings [Line Items]
Percent of Total Investments	11.10%
C000213385 | IndustrySmall Balance Commercial Mortgages
Holdings [Line Items]
Percent of Total Investments	5.00%
C000213385 | IndustryStudent Loans - Federal Family Education Loan Program
Holdings [Line Items]
Percent of Total Investments	4.50%
C000213385 | IndustryResidential Mortgage-Backed Securities - Alt-A
Holdings [Line Items]
Percent of Total Investments	3.60%
C000213385 | IndustryU.S. Government Agency
Holdings [Line Items]
Percent of Total Investments	3.10%
C000213385 | IndustryResidential Mortgage-Backed Securities - Prime
Holdings [Line Items]
Percent of Total Investments	2.80%
C000213385 | IndustryResidential Mortgage-Backed Securities - Subprime
Holdings [Line Items]
Percent of Total Investments	2.10%
C000213385 | IndustryAuto Retail Subprime
Holdings [Line Items]
Percent of Total Investments	1.80%
C000213385 | IndustryCredit Cards
Holdings [Line Items]
Percent of Total Investments	1.20%
C000213385 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000213385 | AssetDebt Obligations
Holdings [Line Items]
Percent of Net Asset Value	92.60%
C000213385 | AssetFutures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000213385 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000213385 | AssetInvestment Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000213385 | AssetSwap Contracts
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000213385 | AssetForward Currency Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000213385 | AssetSecurities Sold Short
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000213385 | AssetPurchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000213385 | AssetWritten Options
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000213384 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	(1.40%)
C000213384 | IndustryCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	24.60%
C000213384 | IndustryStudent Loans - Private
Holdings [Line Items]
Percent of Total Investments	14.70%
C000213384 | IndustryU.S. Government
Holdings [Line Items]
Percent of Total Investments	14.70%
C000213384 | IndustryCollateralized Loan Obligations
Holdings [Line Items]
Percent of Total Investments	12.20%
C000213384 | IndustryResidential Mortgage-Backed Securities - Other
Holdings [Line Items]
Percent of Total Investments	11.10%
C000213384 | IndustrySmall Balance Commercial Mortgages
Holdings [Line Items]
Percent of Total Investments	5.00%
C000213384 | IndustryStudent Loans - Federal Family Education Loan Program
Holdings [Line Items]
Percent of Total Investments	4.50%
C000213384 | IndustryResidential Mortgage-Backed Securities - Alt-A
Holdings [Line Items]
Percent of Total Investments	3.60%
C000213384 | IndustryU.S. Government Agency
Holdings [Line Items]
Percent of Total Investments	3.10%
C000213384 | IndustryResidential Mortgage-Backed Securities - Prime
Holdings [Line Items]
Percent of Total Investments	2.80%
C000213384 | IndustryResidential Mortgage-Backed Securities - Subprime
Holdings [Line Items]
Percent of Total Investments	2.10%
C000213384 | IndustryAuto Retail Subprime
Holdings [Line Items]
Percent of Total Investments	1.80%
C000213384 | IndustryCredit Cards
Holdings [Line Items]
Percent of Total Investments	1.20%
C000213384 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000213384 | AssetDebt Obligations
Holdings [Line Items]
Percent of Net Asset Value	92.60%
C000213384 | AssetFutures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000213384 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000213384 | AssetInvestment Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000213384 | AssetSwap Contracts
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000213384 | AssetForward Currency Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000213384 | AssetSecurities Sold Short
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000213384 | AssetPurchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000213384 | AssetWritten Options
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000075084 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000075084 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000211299 | U.S. Treasury Floating Rate Notes3.783
Holdings [Line Items]
Percent of Total Investments	5.30%
C000211299 | U.S. Treasury Floating Rate Notes3.782
Holdings [Line Items]
Percent of Total Investments	4.70%
C000211299 | U.S. Treasury Floating Rate Notes3.722
Holdings [Line Items]
Percent of Total Investments	2.80%
C000211299 | Warner Bros Discovery, Inc.
Holdings [Line Items]
Percent of Total Investments	1.90%
C000211299 | Hologic, Inc.
Holdings [Line Items]
Percent of Total Investments	1.80%
C000211299 | New Gold, Inc.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000211299 | Northwestern Energy Group, Inc.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000211299 | TXNM Energy, Inc.
Holdings [Line Items]
Percent of Total Investments	1.40%
C000211299 | JDE Peet's NV
Holdings [Line Items]
Percent of Total Investments	1.30%
C000211299 | Chart Industries, Inc.
Holdings [Line Items]
Percent of Total Investments	1.30%
C000211299 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000211299 | AssetDebt Obligations
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000211299 | AssetFutures Contracts
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000211299 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000211299 | AssetRights/Warrants
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000211299 | AssetInvestment Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000211299 | AssetSwap Contracts
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000211299 | AssetForward Currency Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000211299 | AssetSecurities Sold Short
Holdings [Line Items]
Percent of Net Asset Value	(86.40%)
C000211299 | AssetPurchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000211299 | AssetWritten Options
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000211299 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	135.40%
C000211299 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000213406 | U.S. Treasury Floating Rate Notes3.783
Holdings [Line Items]
Percent of Total Investments	5.30%
C000213406 | U.S. Treasury Floating Rate Notes3.782
Holdings [Line Items]
Percent of Total Investments	4.70%
C000213406 | U.S. Treasury Floating Rate Notes3.722
Holdings [Line Items]
Percent of Total Investments	2.80%
C000213406 | Warner Bros Discovery, Inc.
Holdings [Line Items]
Percent of Total Investments	1.90%
C000213406 | Hologic, Inc.
Holdings [Line Items]
Percent of Total Investments	1.80%
C000213406 | New Gold, Inc.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000213406 | Northwestern Energy Group, Inc.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000213406 | TXNM Energy, Inc.
Holdings [Line Items]
Percent of Total Investments	1.40%
C000213406 | JDE Peet's NV
Holdings [Line Items]
Percent of Total Investments	1.30%
C000213406 | Chart Industries, Inc.
Holdings [Line Items]
Percent of Total Investments	1.30%
C000213406 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000213406 | AssetDebt Obligations
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000213406 | AssetFutures Contracts
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000213406 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000213406 | AssetRights/Warrants
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000213406 | AssetInvestment Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000213406 | AssetSwap Contracts
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000213406 | AssetForward Currency Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000213406 | AssetSecurities Sold Short
Holdings [Line Items]
Percent of Net Asset Value	(86.40%)
C000213406 | AssetPurchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000213406 | AssetWritten Options
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000213406 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	135.40%
C000213406 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000014927 | GMO Implementation Fund
Holdings [Line Items]
Percent of Total Investments	83.00%
C000014927 | GMO Alternative Allocation FundVI
Holdings [Line Items]
Percent of Total Investments	13.00%
C000014927 | GMO Opportunistic Income FundVI
Holdings [Line Items]
Percent of Total Investments	2.00%
C000014927 | GMO Climate Change FundIII
Holdings [Line Items]
Percent of Total Investments	1.00%
C000014927 | GMO High Yield FundVI
Holdings [Line Items]
Percent of Total Investments	1.00%
C000014927 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000014927 | AssetGMO Implementation Funds
Holdings [Line Items]
Percent of Net Asset Value	83.00%
C000014927 | AssetGMO Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000014927 | AssetGMO Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000014927 | AssetGMO International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000109350 | GMO Implementation Fund
Holdings [Line Items]
Percent of Total Investments	83.00%
C000109350 | GMO Alternative Allocation FundVI
Holdings [Line Items]
Percent of Total Investments	13.00%
C000109350 | GMO Opportunistic Income FundVI
Holdings [Line Items]
Percent of Total Investments	2.00%
C000109350 | GMO Climate Change FundIII
Holdings [Line Items]
Percent of Total Investments	1.00%
C000109350 | GMO High Yield FundVI
Holdings [Line Items]
Percent of Total Investments	1.00%
C000109350 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000109350 | AssetGMO Implementation Funds
Holdings [Line Items]
Percent of Net Asset Value	83.00%
C000109350 | AssetGMO Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000109350 | AssetGMO Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000109350 | AssetGMO International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000213373 | GMO Implementation Fund
Holdings [Line Items]
Percent of Total Investments	83.00%
C000213373 | GMO Alternative Allocation FundVI
Holdings [Line Items]
Percent of Total Investments	13.00%
C000213373 | GMO Opportunistic Income FundVI
Holdings [Line Items]
Percent of Total Investments	2.00%
C000213373 | GMO Climate Change FundIII
Holdings [Line Items]
Percent of Total Investments	1.00%
C000213373 | GMO High Yield FundVI
Holdings [Line Items]
Percent of Total Investments	1.00%
C000213373 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000213373 | AssetGMO Implementation Funds
Holdings [Line Items]
Percent of Net Asset Value	83.00%
C000213373 | AssetGMO Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000213373 | AssetGMO Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000213373 | AssetGMO International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000213372 | GMO Implementation Fund
Holdings [Line Items]
Percent of Total Investments	83.00%
C000213372 | GMO Alternative Allocation FundVI
Holdings [Line Items]
Percent of Total Investments	13.00%
C000213372 | GMO Opportunistic Income FundVI
Holdings [Line Items]
Percent of Total Investments	2.00%
C000213372 | GMO Climate Change FundIII
Holdings [Line Items]
Percent of Total Investments	1.00%
C000213372 | GMO High Yield FundVI
Holdings [Line Items]
Percent of Total Investments	1.00%
C000213372 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000213372 | AssetGMO Implementation Funds
Holdings [Line Items]
Percent of Net Asset Value	83.00%
C000213372 | AssetGMO Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000213372 | AssetGMO Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000213372 | AssetGMO International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000102896 | U.S. Treasury Floating Rate Notes3.783
Holdings [Line Items]
Percent of Total Investments	2.80%
C000102896 | U.S. Treasury Floating Rate Notes3.782
Holdings [Line Items]
Percent of Total Investments	4.40%
C000102896 | U.S. Treasury Floating Rate Notes3.722
Holdings [Line Items]
Percent of Total Investments	6.30%
C000102896 | GMO Alternative Allocation FundVI
Holdings [Line Items]
Percent of Total Investments	13.00%
C000102896 | GMO Opportunistic Income FundVI
Holdings [Line Items]
Percent of Total Investments	1.90%
C000102896 | GMO Climate Change FundIII
Holdings [Line Items]
Percent of Total Investments	1.10%
C000102896 | GMO High Yield FundVI
Holdings [Line Items]
Percent of Total Investments	1.00%
C000102896 | U.S. Treasury Floating Rate Notes3.813
Holdings [Line Items]
Percent of Total Investments	4.30%
C000102896 | GMO Resources FundVI
Holdings [Line Items]
Percent of Total Investments	3.10%
C000102896 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000102896 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000102896 | AssetDebt Obligations
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000102896 | AssetFutures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000102896 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000102896 | AssetRights/Warrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000102896 | AssetSwap Contracts
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000102896 | AssetForward Currency Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000102896 | AssetSecurities Sold Short
Holdings [Line Items]
Percent of Net Asset Value	(13.50%)
C000102896 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	59.40%
C000102896 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000102896 | AssetGMO Implementation Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000102896 | AssetGMO Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000102896 | AssetGMO Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000102896 | AssetGMO International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000014933 | GMO Alternative Allocation FundVI
Holdings [Line Items]
Percent of Total Investments	15.60%
C000014933 | GMO Opportunistic Income FundVI
Holdings [Line Items]
Percent of Total Investments	3.00%
C000014933 | GMO International Equity FundIV
Holdings [Line Items]
Percent of Total Investments	15.30%
C000014933 | GMO Asset Allocation Bond FundVI
Holdings [Line Items]
Percent of Total Investments	14.20%
C000014933 | GMO U.S. Equity FundVI
Holdings [Line Items]
Percent of Total Investments	7.60%
C000014933 | GMO International Opportunistic Value FundIV
Holdings [Line Items]
Percent of Total Investments	7.20%
C000014933 | GMO U.S. Opportunistic Value FundVI
Holdings [Line Items]
Percent of Total Investments	6.90%
C000014933 | GMO-Usonian Japan Value Creation FundVI
Holdings [Line Items]
Percent of Total Investments	6.50%
C000014933 | GMO Emerging Markets FundVI
Holdings [Line Items]
Percent of Total Investments	6.30%
C000014933 | GMO Emerging Markets ex-China FundVI
Holdings [Line Items]
Percent of Total Investments	3.30%
C000014933 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000014933 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000014933 | AssetGMO Implementation Funds
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000014933 | AssetGMO Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000014933 | AssetGMO Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000014933 | AssetGMO International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	40.30%
C000014933 | AssetGMO U.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000213376 | GMO Alternative Allocation FundVI
Holdings [Line Items]
Percent of Total Investments	15.60%
C000213376 | GMO Opportunistic Income FundVI
Holdings [Line Items]
Percent of Total Investments	3.00%
C000213376 | GMO International Equity FundIV
Holdings [Line Items]
Percent of Total Investments	15.30%
C000213376 | GMO Asset Allocation Bond FundVI
Holdings [Line Items]
Percent of Total Investments	14.20%
C000213376 | GMO U.S. Equity FundVI
Holdings [Line Items]
Percent of Total Investments	7.60%
C000213376 | GMO International Opportunistic Value FundIV
Holdings [Line Items]
Percent of Total Investments	7.20%
C000213376 | GMO U.S. Opportunistic Value FundVI
Holdings [Line Items]
Percent of Total Investments	6.90%
C000213376 | GMO-Usonian Japan Value Creation FundVI
Holdings [Line Items]
Percent of Total Investments	6.50%
C000213376 | GMO Emerging Markets FundVI
Holdings [Line Items]
Percent of Total Investments	6.30%
C000213376 | GMO Emerging Markets ex-China FundVI
Holdings [Line Items]
Percent of Total Investments	3.30%
C000213376 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000213376 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000213376 | AssetGMO Implementation Funds
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000213376 | AssetGMO Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000213376 | AssetGMO Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000213376 | AssetGMO International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	40.30%
C000213376 | AssetGMO U.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000213377 | GMO Alternative Allocation FundVI
Holdings [Line Items]
Percent of Total Investments	15.60%
C000213377 | GMO Opportunistic Income FundVI
Holdings [Line Items]
Percent of Total Investments	3.00%
C000213377 | GMO International Equity FundIV
Holdings [Line Items]
Percent of Total Investments	15.30%
C000213377 | GMO Asset Allocation Bond FundVI
Holdings [Line Items]
Percent of Total Investments	14.20%
C000213377 | GMO U.S. Equity FundVI
Holdings [Line Items]
Percent of Total Investments	7.60%
C000213377 | GMO International Opportunistic Value FundIV
Holdings [Line Items]
Percent of Total Investments	7.20%
C000213377 | GMO U.S. Opportunistic Value FundVI
Holdings [Line Items]
Percent of Total Investments	6.90%
C000213377 | GMO-Usonian Japan Value Creation FundVI
Holdings [Line Items]
Percent of Total Investments	6.50%
C000213377 | GMO Emerging Markets FundVI
Holdings [Line Items]
Percent of Total Investments	6.30%
C000213377 | GMO Emerging Markets ex-China FundVI
Holdings [Line Items]
Percent of Total Investments	3.30%
C000213377 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000213377 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000213377 | AssetGMO Implementation Funds
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000213377 | AssetGMO Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000213377 | AssetGMO Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000213377 | AssetGMO International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	40.30%
C000213377 | AssetGMO U.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000014938 | GMO Resources FundVI
Holdings [Line Items]
Percent of Total Investments	2.20%
C000014938 | GMO International Equity FundIV
Holdings [Line Items]
Percent of Total Investments	27.60%
C000014938 | GMO U.S. Equity FundVI
Holdings [Line Items]
Percent of Total Investments	11.40%
C000014938 | GMO International Opportunistic Value FundIV
Holdings [Line Items]
Percent of Total Investments	11.40%
C000014938 | GMO U.S. Opportunistic Value FundVI
Holdings [Line Items]
Percent of Total Investments	14.70%
C000014938 | GMO-Usonian Japan Value Creation FundVI
Holdings [Line Items]
Percent of Total Investments	6.30%
C000014938 | GMO Quality FundVI
Holdings [Line Items]
Percent of Total Investments	14.60%
C000014938 | GMO Small Cap Quality FundVI
Holdings [Line Items]
Percent of Total Investments	3.80%
C000014938 | GMO U.S. Small Cap Value FundVI
Holdings [Line Items]
Percent of Total Investments	2.80%
C000014938 | GMO Domestic Resilience ETF
Holdings [Line Items]
Percent of Total Investments	2.20%
C000014938 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000014938 | AssetGMO International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	50.40%
C000014938 | AssetGMO U.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000014936 | GMO International Equity FundIV
Holdings [Line Items]
Percent of Total Investments	24.60%
C000014936 | GMO U.S. Equity FundVI
Holdings [Line Items]
Percent of Total Investments	9.30%
C000014936 | GMO International Opportunistic Value FundIV
Holdings [Line Items]
Percent of Total Investments	11.20%
C000014936 | GMO U.S. Opportunistic Value FundVI
Holdings [Line Items]
Percent of Total Investments	12.20%
C000014936 | GMO-Usonian Japan Value Creation FundVI
Holdings [Line Items]
Percent of Total Investments	6.50%
C000014936 | GMO Emerging Markets FundVI
Holdings [Line Items]
Percent of Total Investments	10.80%
C000014936 | GMO Emerging Markets ex-China FundVI
Holdings [Line Items]
Percent of Total Investments	2.40%
C000014936 | GMO Quality FundVI
Holdings [Line Items]
Percent of Total Investments	11.00%
C000014936 | GMO Small Cap Quality FundVI
Holdings [Line Items]
Percent of Total Investments	3.90%
C000014936 | GMO U.S. Small Cap Value FundVI
Holdings [Line Items]
Percent of Total Investments	2.80%
C000014936 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000014936 | AssetGMO International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	58.60%
C000014936 | AssetGMO U.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	41.30%
C000213379 | GMO International Equity FundIV
Holdings [Line Items]
Percent of Total Investments	24.60%
C000213379 | GMO U.S. Equity FundVI
Holdings [Line Items]
Percent of Total Investments	9.30%
C000213379 | GMO International Opportunistic Value FundIV
Holdings [Line Items]
Percent of Total Investments	11.20%
C000213379 | GMO U.S. Opportunistic Value FundVI
Holdings [Line Items]
Percent of Total Investments	12.20%
C000213379 | GMO-Usonian Japan Value Creation FundVI
Holdings [Line Items]
Percent of Total Investments	6.50%
C000213379 | GMO Emerging Markets FundVI
Holdings [Line Items]
Percent of Total Investments	10.80%
C000213379 | GMO Emerging Markets ex-China FundVI
Holdings [Line Items]
Percent of Total Investments	2.40%
C000213379 | GMO Quality FundVI
Holdings [Line Items]
Percent of Total Investments	11.00%
C000213379 | GMO Small Cap Quality FundVI
Holdings [Line Items]
Percent of Total Investments	3.90%
C000213379 | GMO U.S. Small Cap Value FundVI
Holdings [Line Items]
Percent of Total Investments	2.80%
C000213379 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000213379 | AssetGMO International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	58.60%
C000213379 | AssetGMO U.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	41.30%
C000213378 | GMO International Equity FundIV
Holdings [Line Items]
Percent of Total Investments	24.60%
C000213378 | GMO U.S. Equity FundVI
Holdings [Line Items]
Percent of Total Investments	9.30%
C000213378 | GMO International Opportunistic Value FundIV
Holdings [Line Items]
Percent of Total Investments	11.20%
C000213378 | GMO U.S. Opportunistic Value FundVI
Holdings [Line Items]
Percent of Total Investments	12.20%
C000213378 | GMO-Usonian Japan Value Creation FundVI
Holdings [Line Items]
Percent of Total Investments	6.50%
C000213378 | GMO Emerging Markets FundVI
Holdings [Line Items]
Percent of Total Investments	10.80%
C000213378 | GMO Emerging Markets ex-China FundVI
Holdings [Line Items]
Percent of Total Investments	2.40%
C000213378 | GMO Quality FundVI
Holdings [Line Items]
Percent of Total Investments	11.00%
C000213378 | GMO Small Cap Quality FundVI
Holdings [Line Items]
Percent of Total Investments	3.90%
C000213378 | GMO U.S. Small Cap Value FundVI
Holdings [Line Items]
Percent of Total Investments	2.80%
C000213378 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000213378 | AssetGMO International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	58.60%
C000213378 | AssetGMO U.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	41.30%
C000110451 | U.S. Treasury Floating Rate Notes3.783
Holdings [Line Items]
Percent of Total Investments	4.00%
C000110451 | U.S. Treasury Floating Rate Notes3.782
Holdings [Line Items]
Percent of Total Investments	4.40%
C000110451 | U.S. Treasury Floating Rate Notes3.722
Holdings [Line Items]
Percent of Total Investments	6.80%
C000110451 | U.S. Treasury Floating Rate Notes3.813
Holdings [Line Items]
Percent of Total Investments	6.70%
C000110451 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	1.80%
C000110451 | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	0.80%
C000110451 | BHP Group Ltd.
Holdings [Line Items]
Percent of Total Investments	0.70%
C000110451 | Banco Bilbao Vizcaya Argentaria SA
Holdings [Line Items]
Percent of Total Investments	0.70%
C000110451 | Hyundai Mobis Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	0.70%
C000110451 | Inpex Corp.
Holdings [Line Items]
Percent of Total Investments	0.60%
C000110451 | IndustryCapital Goods
Holdings [Line Items]
Percent of Total Investments	10.20%
C000110451 | IndustryMaterials
Holdings [Line Items]
Percent of Total Investments	10.30%
C000110451 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Total Investments	5.00%
C000110451 | IndustryFood, Beverage & Tobacco
Holdings [Line Items]
Percent of Total Investments	4.00%
C000110451 | IndustryUtilities
Holdings [Line Items]
Percent of Total Investments	0.80%
C000110451 | IndustryEnergy
Holdings [Line Items]
Percent of Total Investments	7.80%
C000110451 | IndustryTechnology Hardware & Equipment
Holdings [Line Items]
Percent of Total Investments	7.40%
C000110451 | IndustryAutomobiles & Components
Holdings [Line Items]
Percent of Total Investments	8.50%
C000110451 | IndustryBanks
Holdings [Line Items]
Percent of Total Investments	14.00%
C000110451 | IndustryTransportation
Holdings [Line Items]
Percent of Total Investments	4.80%
C000110451 | IndustryFinancial Services
Holdings [Line Items]
Percent of Total Investments	3.40%
C000110451 | IndustryConsumer Durables & Apparel
Holdings [Line Items]
Percent of Total Investments	4.60%
C000110451 | IndustryPharmaceuticals, Biotechnology & Life Sciences
Holdings [Line Items]
Percent of Total Investments	7.60%
C000110451 | IndustryMedia & Entertainment
Holdings [Line Items]
Percent of Total Investments	(0.40%)
C000110451 | IndustryConsumer Discretionary Distribution & Retail
Holdings [Line Items]
Percent of Total Investments	0.80%
C000110451 | IndustryInsurance
Holdings [Line Items]
Percent of Total Investments	4.50%
C000110451 | IndustryTelecommunication Services
Holdings [Line Items]
Percent of Total Investments	3.40%
C000110451 | IndustrySoftware & Services
Holdings [Line Items]
Percent of Total Investments	(1.40%)
C000110451 | IndustryConsumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Total Investments	1.80%
C000110451 | IndustryReal Estate Management & Development
Holdings [Line Items]
Percent of Total Investments	1.50%
C000110451 | IndustryHousehold & Personal Products
Holdings [Line Items]
Percent of Total Investments	0.60%
C000110451 | IndustryHealth Care Equipment & Services
Holdings [Line Items]
Percent of Total Investments	2.30%
C000110451 | IndustryConsumer Services
Holdings [Line Items]
Percent of Total Investments	(1.40%)
C000110451 | IndustryCommercial & Professional Services
Holdings [Line Items]
Percent of Total Investments	(0.20%)
C000110451 | IndustryEquity Real Estate Investment Trusts (REITs)
Holdings [Line Items]
Percent of Total Investments	0.10%
C000110451 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000110451 | AssetDebt Obligations
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000110451 | AssetFutures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000110451 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000110451 | AssetRights/Warrants
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000110451 | AssetSwap Contracts
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000110451 | AssetForward Currency Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000110451 | AssetSecurities Sold Short
Holdings [Line Items]
Percent of Net Asset Value	(16.20%)
C000110451 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	75.30%
C000110451 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000110451 | AssetGMO Implementation Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000033342 | GMO International Equity FundIV
Holdings [Line Items]
Percent of Total Investments	69.90%
C000033342 | GMO International Opportunistic Value FundIV
Holdings [Line Items]
Percent of Total Investments	22.90%
C000033342 | GMO-Usonian Japan Value Creation FundVI
Holdings [Line Items]
Percent of Total Investments	7.20%
C000033342 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000033342 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000033342 | AssetGMO International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000213387 | GMO International Equity FundIV
Holdings [Line Items]
Percent of Total Investments	69.90%
C000213387 | GMO International Opportunistic Value FundIV
Holdings [Line Items]
Percent of Total Investments	22.90%
C000213387 | GMO-Usonian Japan Value Creation FundVI
Holdings [Line Items]
Percent of Total Investments	7.20%
C000213387 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000213387 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000213387 | AssetGMO International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000014930 | GMO International Equity FundIV
Holdings [Line Items]
Percent of Total Investments	45.00%
C000014930 | GMO International Opportunistic Value FundIV
Holdings [Line Items]
Percent of Total Investments	17.90%
C000014930 | GMO-Usonian Japan Value Creation FundVI
Holdings [Line Items]
Percent of Total Investments	7.10%
C000014930 | GMO Emerging Markets FundVI
Holdings [Line Items]
Percent of Total Investments	30.00%
C000014930 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000014930 | AssetGMO International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000213374 | GMO International Equity FundIV
Holdings [Line Items]
Percent of Total Investments	45.00%
C000213374 | GMO International Opportunistic Value FundIV
Holdings [Line Items]
Percent of Total Investments	17.90%
C000213374 | GMO-Usonian Japan Value Creation FundVI
Holdings [Line Items]
Percent of Total Investments	7.10%
C000213374 | GMO Emerging Markets FundVI
Holdings [Line Items]
Percent of Total Investments	30.00%
C000213374 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000213374 | AssetGMO International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000256009 | U.S. Treasury Floating Rate Notes3.783
Holdings [Line Items]
Percent of Total Investments	1.40%
C000256009 | U.S. Treasury Floating Rate Notes3.782
Holdings [Line Items]
Percent of Total Investments	56.50%
C000256009 | U.S. Treasury Floating Rate Notes3.813
Holdings [Line Items]
Percent of Total Investments	21.30%
C000256009 | Uniform Mortgage-Backed Security, TBA6.000
Holdings [Line Items]
Percent of Total Investments	14.80%
C000256009 | Uniform Mortgage-Backed Security, TBA2.500
Holdings [Line Items]
Percent of Total Investments	5.90%
C000256009 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000256009 | AssetDebt Obligations
Holdings [Line Items]
Percent of Net Asset Value	124.40%
C000256009 | AssetFutures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000256009 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(25.60%)
C000256009 | AssetSwap Contracts
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000256009 | AssetForward Currency Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000256007 | GMO Opportunistic Income FundVI
Holdings [Line Items]
Percent of Total Investments	43.70%
C000256007 | GMO High Yield FundVI
Holdings [Line Items]
Percent of Total Investments	14.60%
C000256007 | GMO Emerging Country Debt FundVI
Holdings [Line Items]
Percent of Total Investments	12.00%
C000256007 | GMO MAC Implementation Fund
Holdings [Line Items]
Percent of Total Investments	11.70%
C000256007 | GMO Systematic Investment Grade Credit ETF
Holdings [Line Items]
Percent of Total Investments	9.70%
C000256007 | GMO Ultra-Short Income ETF
Holdings [Line Items]
Percent of Total Investments	4.80%
C000256007 | GMO U.S. Treasury FundVI
Holdings [Line Items]
Percent of Total Investments	3.50%
C000256007 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000256007 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
C000256007 | AssetGMO Implementation Funds
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000256007 | AssetGMO Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	87.00%
C000256004 | GMO Opportunistic Income FundVI
Holdings [Line Items]
Percent of Total Investments	43.70%
C000256004 | GMO High Yield FundVI
Holdings [Line Items]
Percent of Total Investments	14.60%
C000256004 | GMO Emerging Country Debt FundVI
Holdings [Line Items]
Percent of Total Investments	12.00%
C000256004 | GMO MAC Implementation Fund
Holdings [Line Items]
Percent of Total Investments	11.70%
C000256004 | GMO Systematic Investment Grade Credit ETF
Holdings [Line Items]
Percent of Total Investments	9.70%
C000256004 | GMO Ultra-Short Income ETF
Holdings [Line Items]
Percent of Total Investments	4.80%
C000256004 | GMO U.S. Treasury FundVI
Holdings [Line Items]
Percent of Total Investments	3.50%
C000256004 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000256004 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
C000256004 | AssetGMO Implementation Funds
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000256004 | AssetGMO Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	87.00%
C000256005 | GMO Opportunistic Income FundVI
Holdings [Line Items]
Percent of Total Investments	43.70%
C000256005 | GMO High Yield FundVI
Holdings [Line Items]
Percent of Total Investments	14.60%
C000256005 | GMO Emerging Country Debt FundVI
Holdings [Line Items]
Percent of Total Investments	12.00%
C000256005 | GMO MAC Implementation Fund
Holdings [Line Items]
Percent of Total Investments	11.70%
C000256005 | GMO Systematic Investment Grade Credit ETF
Holdings [Line Items]
Percent of Total Investments	9.70%
C000256005 | GMO Ultra-Short Income ETF
Holdings [Line Items]
Percent of Total Investments	4.80%
C000256005 | GMO U.S. Treasury FundVI
Holdings [Line Items]
Percent of Total Investments	3.50%
C000256005 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000256005 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
C000256005 | AssetGMO Implementation Funds
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000256005 | AssetGMO Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	87.00%
C000014937 | GMO Alternative Allocation FundVI
Holdings [Line Items]
Percent of Total Investments	18.30%
C000014937 | GMO International Equity FundIV
Holdings [Line Items]
Percent of Total Investments	17.90%
C000014937 | GMO Asset Allocation Bond FundVI
Holdings [Line Items]
Percent of Total Investments	9.60%
C000014937 | GMO U.S. Equity FundVI
Holdings [Line Items]
Percent of Total Investments	7.80%
C000014937 | GMO International Opportunistic Value FundIV
Holdings [Line Items]
Percent of Total Investments	8.40%
C000014937 | GMO U.S. Opportunistic Value FundVI
Holdings [Line Items]
Percent of Total Investments	7.90%
C000014937 | GMO-Usonian Japan Value Creation FundVI
Holdings [Line Items]
Percent of Total Investments	7.60%
C000014937 | GMO Emerging Markets FundVI
Holdings [Line Items]
Percent of Total Investments	6.00%
C000014937 | GMO Emerging Markets ex-China FundVI
Holdings [Line Items]
Percent of Total Investments	2.40%
C000014937 | GMO Quality FundVI
Holdings [Line Items]
Percent of Total Investments	3.30%
C000014937 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000014937 | AssetDebt Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000014937 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000014937 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000014937 | AssetInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	44.30%
C000014937 | AssetU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000014937 | AssetAlternative Funds
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000014937 | AssetImplementation Funds
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000014937 | AssetFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000220257 | GMO Emerging Country Debt FundIII
Holdings [Line Items]
Percent of Total Investments	100.00%
C000220257 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000220257 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(6.50%)
C000220257 | AssetGMO Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	100.00%